UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04345

Putnam Tax Free Income Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: July 31

Date of reporting period: January 31, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam Strategic Intermediate Municipal Fund
Class A [PPNAX]
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Strategic Intermediate Municipal Fund for the period August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$46	0.88%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$2,296,413,779
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	829
Portfolio Turnover Rate	23%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Strategic Intermediate Municipal Fund	PAGE 1	38914-STSA-0326

Putnam Strategic Intermediate Municipal Fund
Class C [PAMTX]
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Strategic Intermediate Municipal Fund for the period August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$84	1.62%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$2,296,413,779
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	829
Portfolio Turnover Rate	23%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Strategic Intermediate Municipal Fund	PAGE 1	38914-STSC-0326

Putnam Strategic Intermediate Municipal Fund
Class R6 [PAMLX]
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Strategic Intermediate Municipal Fund for the period August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$28	0.55%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$2,296,413,779
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	829
Portfolio Turnover Rate	23%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Strategic Intermediate Municipal Fund	PAGE 1	38914-STSR6-0326

Putnam Strategic Intermediate Municipal Fund
Class Y [PAMYX]
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Strategic Intermediate Municipal Fund for the period August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y	$32	0.62%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$2,296,413,779
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	829
Portfolio Turnover Rate	23%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Strategic Intermediate Municipal Fund	PAGE 1	38914-STSY-0326

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Putnam
Strategic
Intermediate
Municipal Fund
Financial Statements and Other Important Information
Semi-Annual | January 31, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedule of Investments 2
Financial Statements 34
Notes to Financial Statements 38
Changes In and Disagreements with Accountants 49
Results of Meeting(s) of Shareholders 49
Remuneration Paid to Directors, Officers and Others 49
Board Approval of Management and Subadvisory Agreements 49

Putnam Tax-Free Income Trust
Financial Highlights
Putnam Strategic Intermediate Municipal Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.75 $14.10 $13.82 $14.00 $15.37 $15.33
Income from investment operations
a
:
Net investment income
b
............. 0.25 0.46 0.42 0.34 0.21 0.25
Net realized and unrealized gains (losses) 0.47 (0.37) 0.27 (0.18) (1.11) 0.43
Total from investment operations ........ 0.72 0.09 0.69 0.16 (0.90) 0.68
Less distributions from:
Net investment income .............. (0.25) (0.44) (0.41) (0.34) (0.20) (0.26)
Net realized gains ................. — — — — (0.27) (0.38)
Total distributions ................... (0.25) (0.44) (0.41) (0.34) (0.47) (0.64)
Net asset value, end of period .......... $14.22 $13.75 $14.10 $13.82 $14.00 $15.37
Total return
c
....................... 5.26% 0.70% 5.10% 1.22% (5.99)% 4.57%
Ratios to average net assets
d
Expenses
e
........................ 0.88% 0.90% 0.90% 0.84% 0.84% 0.87%
f
Net investment income ............... 3.54% 3.30% 3.06% 2.56% 1.49% 1.63%
Supplemental data
Net assets , end of period (000’s) ........ $394,242 $285,966 $269,359 $220,266 $200,256 $207,780
Portfolio turnover rate ................ 23% 41% 49% 37% 34% 78%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Includes one-time proxy costs of 0.02%.

Putnam Tax-Free Income Trust
Financial Highlights
Putnam Strategic Intermediate Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.79 $14.13 $13.86 $14.04 $15.43 $15.38
Income from investment operations
a
:
Net investment income
b
............. 0.20 0.36 0.32 0.24 0.11 0.13
Net realized and unrealized gains (losses) 0.47 (0.37) 0.26 (0.18) (1.13) 0.45
Total from investment operations ........ 0.67 (0.01) 0.58 0.06 (1.02) 0.58
Less distributions from:
Net investment income .............. (0.20) (0.33) (0.31) (0.24) (0.10) (0.15)
Net realized gains ................. — — — — (0.27) (0.38)
Total distributions ................... (0.20) (0.33) (0.31) (0.24) (0.37) (0.53)
Net asset value, end of period .......... $14.26 $13.79 $14.13 $13.86 $14.04 $15.43
Total return
c
....................... 4.85% 0.02% 4.24% 0.48% (6.75)% 3.84%
Ratios to average net assets
d
Expenses
e
........................ 1.62% 1.65% 1.65% 1.59% 1.59% 1.62%
f
Net investment income ............... 2.78% 2.55% 2.31% 1.79% 0.73% 0.90%
Supplemental data
Net assets , end of period (000’s) ........ $10,103 $7,627 $9,288 $8,512 $9,473 $11,268
Portfolio turnover rate ................ 23% 41% 49% 37% 34% 78%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Includes one-time proxy costs of 0.02%.

Putnam Tax-Free Income Trust
Financial Highlights
Putnam Strategic Intermediate Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.75 $14.10 $13.82 $14.00 $15.39 $15.35
Income from investment operations
a
:
Net investment income
b
............. 0.27 0.51 0.47 0.38 0.26 0.29
Net realized and unrealized gains (losses) 0.47 (0.38) 0.27 (0.18) (1.12) 0.43
Total from investment operations ........ 0.74 0.13 0.74 0.20 (0.86) 0.72
Less distributions from:
Net investment income .............. (0.27) (0.48) (0.46) (0.38) (0.26) (0.30)
Net realized gains ................. — — — — (0.27) (0.38)
Total distributions ................... (0.27) (0.48) (0.46) (0.38) (0.53) (0.68)
Net asset value, end of period .......... $14.22 $13.75 $14.10 $13.82 $14.00 $15.39
Total return
c
....................... 5.43% 1.04% 5.47% 1.52% (5.76)% 4.84%
Ratios to average net assets
d
Expenses
e
........................ 0.55% 0.56% 0.54% 0.57% 0.58% 0.61%
f
Net investment income ............... 3.86% 3.64% 3.44% 2.88% 1.90% 1.86%
Supplemental data
Net assets , end of period (000’s) ........ $55,295 $43,498 $28,257 $13,855 $4,243 $803
Portfolio turnover rate ................ 23% 41% 49% 37% 34% 78%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Includes one-time proxy costs of 0.02%.

Putnam Tax-Free Income Trust
Financial Highlights
Putnam Strategic Intermediate Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
2025 2024 2023 2022 2021
Class Y
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.76 $14.10 $13.83 $14.01 $15.39 $15.35
Income from investment operations
a
:
Net investment income
b
............. 0.27 0.50 0.46 0.38 0.25 0.29
Net realized and unrealized gains (losses) 0.46 (0.35) 0.26 (0.18) (1.12) 0.43
Total from investment operations ........ 0.73 0.15 0.72 0.20 (0.87) 0.72
Less distributions from:
Net investment income .............. (0.27) (0.49) (0.45) (0.38) (0.24) (0.30)
Net realized gains ................. — — — — (0.27) (0.38)
Total distributions ................... (0.27) (0.49) (0.45) (0.38) (0.51) (0.68)
Net asset value, end of period .......... $14.22 $13.76 $14.10 $13.83 $14.01 $15.39
Total return
c
....................... 5.39% 1.03% 5.29% 1.49% (5.77)% 4.82%
Ratios to average net assets
d
Expenses
e
........................ 0.62% 0.65% 0.65% 0.59% 0.59% 0.62%
f
Net investment income ............... 3.79% 3.55% 3.32% 2.84% 1.87% 1.87%
Supplemental data
Net assets , end of period (000’s) ........ $1,836,774 $1,732,378 $1,188,701 $806,539 $318,012 $58,762
Portfolio turnover rate ................ 23% 41% 49% 37% 34% 78%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Includes one-time proxy costs of 0.02%.

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited), January 31, 2026
Putnam Strategic Intermediate Municipal Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 96.3%
Alabama 5.4%
a,b
Baldwin County Industrial Development Authority , Novelis Corp. , Revenue , 144A, 2025
A , Mandatory Put , 5% , 6/01/32 ........................................ $ 1,250,000 $ 1,278,412
a
Black Belt Energy Gas District ,
Revenue , 2021 A , Refunding , Mandatory Put , 4% , 12/01/31 .................. 7,250,000 7,420,914
Revenue , 2022 D-1 , Refunding , Mandatory Put , 4% , 6/01/27 ................. 1,000,000 1,012,862
Revenue , 2023 D-1 , Refunding , Mandatory Put , 5.5% , 2/01/29 ................ 2,000,000 2,121,711
b
Revenue , 144A, 2025 C , Mandatory Put , 5.5% , 8/01/34 ..................... 10,085,000 10,842,704
a
Energy Southeast A Cooperative District ,
Revenue , 2023 B-1 , Mandatory Put , 5.75% , 11/01/31 ....................... 5,000,000 5,523,543
Revenue , 2024 B , Mandatory Put , 5.25% , 6/01/32 ......................... 18,000,000 19,539,931
Infirmary Health System Special Care Facilities Financing Authority of Mobile ,
Obligated Group , Revenue , 2021 A , Refunding , 4% , 2/01/41 ................. 3,370,000 3,211,846
Southeast Energy Authority A Cooperative District ,
a
Revenue , 2022 A-1 , Mandatory Put , 5.5% , 12/01/29 ........................ 1,350,000 1,443,939
a
Revenue , 2022 B-1 , Mandatory Put , 5% , 8/01/28 .......................... 14,550,000 15,154,554
Revenue , 2024 C , 5% , 11/01/28 ....................................... 750,000 789,749
Revenue , 2024 C , 5% , 11/01/29 ....................................... 1,000,000 1,067,513
a
Revenue , 2025 B , Mandatory Put , 5.25% , 1/01/33 ......................... 13,625,000 14,428,033
a
Revenue , 2025 C , Mandatory Put , 5% , 2/01/31 ........................... 19,065,000 20,394,046
UAB Medicine Finance Authority , UAB Medicine Obligated Group , Revenue , 2016 B ,
Refunding , 5% , 9/01/32 ............................................. 6,000,000 6,073,412
b
Water Works Board of the City of Birmingham (The) , Revenue , 144A, 2024 , 3.75% ,
9/01/26 ......................................................... 13,000,000 13,000,803
123,303,972
Alaska 0.3%
Alaska Industrial Development & Export Authority ,
Dena' Nena' Henash , Revenue , 2019 A , 4% , 10/01/38 ...................... 4,725,000 4,726,025
Dena' Nena' Henash , Revenue , 2019 A , 4% , 10/01/39 ...................... 2,445,000 2,434,274
7,160,299
Arizona 2.0%
Arizona Industrial Development Authority ,
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/34 ....................................................... 1,000,000 1,045,941
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/38 ....................................................... 2,740,000 2,828,729
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2023 A , 5% ,
11/01/38 ....................................................... 450,000 483,335
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2023 A , 5% ,
11/01/39 ....................................................... 780,000 833,131
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2023 A , 5% ,
11/01/40 ....................................................... 650,000 688,825
Glendale Industrial Development Authority ,
People of Faith, Inc. Obligated Group , Revenue , 2016 , Refunding , 4% , 5/15/29 ... 1,000,000 994,427
People of Faith, Inc. Obligated Group , Revenue , 2016 , Refunding , 4% , 5/15/31 ... 1,000,000 987,954
b
Industrial Development Authority of the County of Pima (The) , La Posada at Park
Centre, Inc. Obligated Group , Revenue , 144A, 2022 A , 6.25% , 11/15/35 ......... 2,750,000 3,031,679
Maricopa County Industrial Development Authority ,
Banner Health Obligated Group , Revenue , 2019 A , 4% , 1/01/44 ............... 2,360,000 2,235,869
b
Grand Canyon University Obligated Group , Revenue , 144A, 2024 , 7.375% , 10/01/29 17,250,000 18,396,478
Salt River Project Agricultural Improvement & Power District ,
Revenue , 2025 A , Refunding , 5% , 1/01/44 ............................... 10,000,000 10,959,237
Revenue , 2025 A , Refunding , 5% , 1/01/45 ............................... 2,000,000 2,166,779

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Salt Verde Financial Corp. , Revenue , 2007-1 , 5.5% , 12/01/29 .................. $ 1,000,000 $ 1,083,081
45,735,465
Arkansas 0.2%
Arkansas Development Finance Authority ,
a
Revenue , 2025 , Mandatory Put , 3.875% , 10/15/32 ......................... 3,000,000 3,001,770
Washington Regional Medical Center , Revenue , 2024 , 5% , 2/01/35 ............ 1,510,000 1,577,823
4,579,593
California 11.8%
a
California Community Choice Financing Authority ,
Revenue , 2024 A , Mandatory Put , 5% , 4/01/32 ............................ 7,200,000 7,727,170
Revenue , 2024 B , Mandatory Put , 5% , 12/01/32 ........................... 7,000,000 7,391,378
Revenue , 2024 H , Mandatory Put , 5% , 8/01/33 ........................... 7,500,000 8,232,034
b
California Community Housing Agency , Aster Apartments , Revenue, Senior Lien , 144A,
2021 A-1 , 4% , 2/01/56 .............................................. 250,000 208,177
California Enterprise Development Authority , Provident Group-SDSU Properties LLC ,
Revenue, First Tier , 2020 A , 5% , 8/01/28 ................................ 150,000 156,622
California Health Facilities Financing Authority ,
Lundquist Institute For Biomedical Innovation At Harbor-UCLA Medical Center ,
Revenue , 2018 , 5% , 9/01/30 ........................................ 1,300,000 1,351,147
Lundquist Institute For Biomedical Innovation At Harbor-UCLA Medical Center ,
Revenue , 2018 , 5% , 9/01/32 ........................................ 1,435,000 1,486,558
Lundquist Institute For Biomedical Innovation At Harbor-UCLA Medical Center ,
Revenue , 2018 , 5% , 9/01/34 ........................................ 1,590,000 1,640,699
Lundquist Institute For Biomedical Innovation At Harbor-UCLA Medical Center ,
Revenue , 2018 , 5% , 9/01/35 ........................................ 1,615,000 1,661,839
Lundquist Institute For Biomedical Innovation At Harbor-UCLA Medical Center ,
Revenue , 2018 , 5% , 9/01/36 ........................................ 1,505,000 1,543,823
Lundquist Institute For Biomedical Innovation At Harbor-UCLA Medical Center ,
Revenue , 2018 , 5% , 9/01/38 ........................................ 1,485,000 1,515,484
California Housing Finance Agency ,
Revenue , 2019-2 , A , 4% , 3/20/33 ...................................... 996,659 1,024,444
CR Epoca L Communities LP , Revenue , 2024 DD , FNMA Insured , 3.7% , 11/01/37 . 6,200,000 6,380,096
OAHS Ocean View LP , Revenue , 2024 J , FNMA Insured , 4.33% , 2/01/42 ........ 5,000,000 5,054,617
OAHS Playa Del Alameda LP , Revenue , 2024 Q , FNMA Insured , 4.25% , 8/01/41 .. 2,980,000 3,045,561
California Infrastructure & Economic Development Bank ,
Adventist Health System/West Obligated Group , Revenue , 2024 A , 5% , 7/01/44 ... 2,000,000 2,050,967
b
WFCS Holdings LLC , Revenue , 144A, 2020 A-1 , 4.125% , 1/01/35 ............. 845,000 823,670
California Municipal Finance Authority ,
c
Revenue , FRN , 2025-1 , A-2 , 3.439% , 2/20/41 ............................ 13,898,724 12,293,338
4252 Crenshaw Preservation LLC , Revenue, Senior Lien , 2025 A , FHLMC Insured ,
3.75% , 12/01/35 ................................................. 10,000,000 10,100,947
b
California Baptist University , Revenue , 144A, 2016 A , 4% , 11/01/26 ............ 535,000 535,699
CHF-Davis I LLC , Revenue , 2018 , BAM Insured , 5% , 5/15/40 ................. 5,690,000 5,890,816
CHF-Riverside II LLC , Revenue , 2019 , 5% , 5/15/34 ........................ 915,000 966,697
b
California School Finance Authority , Aspire Public Schools Obligated Group , Revenue ,
144A, 2016 , 5% , 8/01/36 ............................................ 3,225,000 3,225,959
California State Public Works Board , State of California , Revenue , 2014 E , 5% , 9/01/34 900,000 902,501
California Statewide Communities Development Authority ,
b
Lancer Educational Housing LLC , Revenue , 144A, 2019 A , 3% , 6/01/29 ......... 1,000,000 979,006
St. John's Partners LP , Revenue , 2013 F , LOC FNMA , 4.5% , 8/15/30 ........... 10,000,000 10,661,768
USC Obligated Group , Revenue , 2018 , Refunding , 5% , 1/01/48 ............... 4,500,000 4,559,424
City of Los Angeles ,
Department of Airports , Revenue , 2025 A , Refunding , 5.25% , 5/15/40 ........... 20,380,000 23,161,368

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Los Angeles, (continued)
d
Department of Airports , Revenue, Sub. Lien , 2018 D , Refunding , 5% , 5/15/43 ..... $ 9,630,000 $ 9,898,573
Department of Airports , Revenue, Sub. Lien , 2022 C , Refunding , 4% , 5/15/35 ..... 600,000 620,247
b
CMFA Special Finance Agency VII , Breakwater Apartments (The) , Revenue , 144A,
2021 A-1 , 3% , 8/01/56 .............................................. 5,295,000 3,644,069
b
CSCDA Community Improvement Authority ,
Cameo/Garrison Apartments , Revenue , 144A, 2021 A-1 , 2.8% , 3/01/47 ......... 2,800,000 2,234,995
Cameo/Garrison Apartments , Revenue, Senior Lien , 144A, 2021 A-2 , 3% , 3/01/57 . 9,930,000 6,749,358
Jefferson Platinum Triangle Apartments , Revenue , 144A, 2021 A-2 , 3.125% , 8/01/56 10,330,000 7,729,306
Pasadena Portfolio , Revenue, Senior Lien , 144A, 2021 A-1 , 2.65% , 12/01/46 ..... 995,000 827,152
Pasadena Portfolio , Revenue, Senior Lien , 144A, 2021 A-2 , 3% , 12/01/56 ....... 10,000,000 6,903,315
FHLMC, Multi-family ML Pass-Through Certificates ,
b,c
144A, FRN , 2022-ML14 , A , 3.65% , 11/25/38 .............................. 4,867,921 4,573,339
2019-ML05 , A-US , 3.4% , 1/25/36 ...................................... 8,185,247 7,872,396
2019-ML06 , A-US , 2.543% , 6/25/37 .................................... 12,707,914 11,187,021
Folsom Ranch Financing Authority ,
City of Folsom Community Facilities District No. 18 , Special Tax , 2024 , 5% , 9/01/39 1,000,000 1,072,995
City of Folsom Community Facilities District No. 18 , Special Tax , 2024 , 5% , 9/01/44 1,000,000 1,033,133
Golden State Tobacco Securitization Corp. , Revenue , 2021 B-1 , Refunding , 3.85% ,
6/01/50 ......................................................... 1,780,000 1,631,361
a
Los Angeles County Development Authority ,
Century Wlava 2 LP , Revenue , 2023 C , Mandatory Put , 3.75% , 12/01/26 ........ 2,500,000 2,501,064
VA Building 402 LP , Revenue , 2022 F , Mandatory Put , 3.375% , 7/01/26 ......... 3,250,000 3,250,651
Los Angeles Department of Water & Power ,
Power System , Revenue , 2022 A , 5% , 7/01/46 ............................ 2,000,000 2,077,894
Power System , Revenue , 2022 C , Refunding , 5% , 7/01/43 ................... 4,200,000 4,459,436
Water System , Revenue , 2022 C , Refunding , 5% , 7/01/43 ................... 3,925,000 4,185,576
Water System , Revenue , 2025 C , Refunding , 5% , 7/01/43 ................... 7,000,000 7,646,346
Water System , Revenue , 2025 C , Refunding , 5% , 7/01/45 ................... 6,000,000 6,441,700
e
Mendocino-Lake Community College District , GO , 2011 B , AG Insured , 3.42%, 8/01/40 2,600,000 3,291,276
Port of Oakland , Revenue , 2021 H , ETM, 5% , 5/01/28 ........................ 10,000 10,590
River Islands Public Financing Authority ,
Community Facilities District 2023-1 Improvement Area No. 3 , Special Tax , 2025 ,
Refunding , 5% , 9/01/34 ............................................ 360,000 391,041
Community Facilities District 2023-1 Improvement Area No. 3 , Special Tax , 2025 ,
Refunding , 4.5% , 9/01/40 .......................................... 1,300,000 1,317,119
San Francisco City & County Airport Comm-San Francisco International Airport ,
d
Revenue, Second Series , 2019 E , 5% , 5/01/45 ............................ 7,600,000 7,749,631
Revenue, Second Series , 2023 C , Refunding , 5.5% , 5/01/39 ................. 8,850,000 9,995,911
Sierra View Local Health Care District , Revenue , 2020 , Refunding , 5% , 7/01/30 .... 620,000 672,584
d
State of California ,
GO , Refunding , 5% , 3/01/45 ......................................... 6,000,000 6,557,462
GO , 5% , 3/01/49 .................................................. 3,500,000 3,747,015
GO , 5% , 3/01/55 .................................................. 10,000,000 10,595,570
Tobacco Securitization Authority of Southern California , San Diego County Tobacco
Asset Securitization Corp. , Revenue , 2019 B-1 , 2 , Refunding , 5% , 6/01/48 ....... 6,430,000 6,298,252
271,738,187
Colorado 2.0%
City & County of Denver , Airport System , Revenue , 2022 D , Refunding , 5.75% ,
11/15/36 ........................................................ 3,000,000 3,676,461
Colorado Health Facilities Authority ,
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/44 20,610,000 21,160,910
CommonSpirit Health Obligated Group , Revenue , 2022 A , 5.5% , 11/01/47 ....... 9,335,000 9,838,762

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Park Creek Metropolitan District , Westerly Creek District Service Area , Revenue,
Senior Lien , 2024 A , AG Insured , 5% , 12/01/43 ........................... $ 1,500,000 $ 1,589,251
Regional Transportation District , Denver Transit Partners LLC , Revenue , 2020 A ,
Refunding , 3% , 7/15/37 ............................................. 850,000 780,603
b
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado , GO , 144A,
2025 A , 5% , 4/01/35 ................................................ 4,100,000 4,539,895
State of Colorado ,
COP , 2024 A , 5% , 11/01/43 .......................................... 1,340,000 1,471,941
COP , 2024 A , 5% , 11/01/44 .......................................... 1,100,000 1,193,885
Sterling Ranch Community Authority Board , Sterling Ranch Metropolitan District No. 1 ,
Special Assessment , 2024 , 5.625% , 12/01/43 ............................. 1,033,000 1,062,315
Vauxmont Metropolitan District , GO , 2019 , Refunding , AG Insured , 5% , 12/15/30 .... 125,000 127,628
45,441,651
Connecticut 0.6%
Connecticut Housing Finance Authority , Revenue , 2016 A-1 , Refunding , 2.875% ,
11/15/30 ........................................................ 2,250,000 2,237,258
Connecticut State Health & Educational Facilities Authority ,
Masonicare Corp. Obligated Group , Revenue , F , Refunding , 5% , 7/01/33 ........ 250,000 251,399
Masonicare Corp. Obligated Group , Revenue , F , Refunding , 5% , 7/01/34 ........ 1,250,000 1,256,280
Stamford Hospital Obligated Group (The) , Revenue , M , Refunding , 5% , 7/01/34 ... 1,400,000 1,534,241
University of New Haven, Inc. , Revenue , K-3 , 5% , 7/01/28 ................... 550,000 568,421
b
Harbor Point Infrastructure Improvement District , Tax Allocation , 144A, 2017 ,
Refunding , 5% , 4/01/39 ............................................. 4,000,000 4,056,364
University of Connecticut , Revenue , 2023 A , 5.5% , 11/15/53 ................... 3,000,000 3,252,059
13,156,022
Delaware 0.5%
Delaware State Economic Development Authority ,
ASPIRA of Delaware Charter Operations, Inc. , Revenue , 2016 A , 5% , 6/01/36 .... 1,000,000 1,001,407
a
NRG Energy, Inc. , Revenue , 2020 A , Refunding , Mandatory Put , 4% , 10/01/35 .... 3,000,000 3,057,949
Delaware State Housing Authority , Luther Towers Preservation LP , Revenue , 2023 ,
FNMA Insured , 4.65% , 1/01/41 ........................................ 7,210,000 7,644,318
11,703,674
Florida 8.5%
Angeline Community Development District , Assessment Area 1 , Special Assessment ,
2025 , 5.5% , 5/01/45 ................................................ 630,000 637,375
Bella Tara Community Development District , Assessment Area 1 , Special Assessment ,
2025 , 5.875% , 5/01/45 .............................................. 2,590,000 2,685,385
a
Broward County Housing Finance Authority , St. Joseph Manor II LLLP , Revenue , 2023 ,
Mandatory Put , 3.5% , 4/01/26 ........................................ 4,000,000 4,001,517
Capital Projects Finance Authority ,
CAPFA Capital Corp. 2000F , Revenue , 2020 A-1 , Refunding , 5% , 10/01/31 ...... 1,500,000 1,605,691
CAPFA Capital Corp. 2000F , Revenue , 2020 A-1 , Refunding , 5% , 10/01/32 ...... 1,000,000 1,065,865
CAPFA Capital Corp. 2000F , Revenue , 2020 A-1 , Refunding , 5% , 10/01/33 ...... 1,500,000 1,592,274
CAPFA Capital Corp. 2000F , Revenue , 2020 A-1 , Refunding , 5% , 10/01/35 ...... 500,000 525,414
b
PRG - UnionWest Properties LLC , Revenue, Senior Lien , 144A, 2024 A-1 , 5.25% ,
6/01/34 ........................................................ 1,000,000 1,057,051
b
PRG - UnionWest Properties LLC , Revenue, Senior Lien , 144A, 2024 A-1 , 5.25% ,
6/01/39 ........................................................ 1,000,000 1,030,868
b
PRG - UnionWest Properties LLC , Revenue, Senior Lien , 144A, 2024 A-1 , 5.25% ,
6/01/44 ........................................................ 1,225,000 1,204,584
b
Capital Trust Agency, Inc. , WFCS Holdings II LLC , Revenue , 144A, 2021 A-1 , 3.3% ,
1/01/31 ......................................................... 400,000 379,799

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
b
Capital Trust Authority ,
Academir Charter Schools, Inc. , Revenue , 144A, 2025 A , 6.25% , 7/01/45 ........ $ 3,745,000 $ 3,812,274
Academir Charter Schools, Inc. , Revenue , 144A, 2025 A , 6.375% , 7/01/50 ....... 3,000,000 3,035,837
Madrone Florida Tech Student Housing I LLC , Revenue , 144A, 2025 A , 4.75% ,
7/01/40 ........................................................ 2,100,000 2,123,157
Madrone Florida Tech Student Housing I LLC , Revenue , 144A, 2025 A , 5% , 7/01/45 650,000 630,777
Madrone Florida Tech Student Housing I LLC , Revenue , 144A, 2025 A , 5.25% ,
7/01/50 ........................................................ 1,250,000 1,218,111
b
Cedar Crossings Community Development District ,
Special Assessment , 144A, 2025 , 4.3% , 5/01/32 .......................... 240,000 243,783
Special Assessment , 144A, 2025 , 5.3% , 5/01/45 .......................... 400,000 400,163
Charlotte County Industrial Development Authority , MSKP Town & Country Utility LLC ,
Revenue , 2025 , 5.875% , 10/01/45 ..................................... 1,000,000 1,039,839
b
City of Venice ,
Southwest Florida Retirement Center, Inc. Obligated Group , Revenue , 144A, 2024
B-1 , 4.625% , 1/01/30 ............................................. 550,000 551,536
Southwest Florida Retirement Center, Inc. Obligated Group , Revenue , 144A, 2024
B-2 , 4.5% , 1/01/30 ............................................... 550,000 551,528
Southwest Florida Retirement Center, Inc. Obligated Group , Revenue , 144A, 2024
B-3 , 4.25% , 1/01/30 .............................................. 850,000 852,369
Collier County Industrial Development Authority , NCH Healthcare System, Inc.
Obligated Group , Revenue , 2024 A , AG Insured , 5% , 10/01/42 ................ 800,000 862,618
Connerton East Community Development District ,
Assessment Area 2 , Special Assessment , 2025 , 4.65% , 6/15/35 ............... 200,000 208,665
Assessment Area 2 , Special Assessment , 2025 , 5.625% , 6/15/55 .............. 855,000 863,449
County of Broward ,
Airport System , Revenue , 2015 A , 5% , 10/01/34 ........................... 2,000,000 2,002,288
Airport System , Revenue , 2019 A , 5% , 10/01/36 ........................... 1,500,000 1,584,176
Airport System , Revenue , 2019 A , 5% , 10/01/44 ........................... 5,000,000 5,113,932
County of Hillsborough , Utility , Revenue , 2016 , Refunding , 3% , 8/01/39 ........... 3,800,000 3,475,107
County of Miami-Dade ,
Aviation , Revenue , 2017 B , Refunding , 5% , 10/01/40 ....................... 10,000,000 10,155,591
Aviation , Revenue , 2019 A , 5% , 10/01/44 ................................ 8,000,000 8,165,980
Aviation , Revenue , 2024 A , Refunding , 5% , 10/01/33 ....................... 7,000,000 7,974,616
b
County of Okaloosa , AIR Force Enlisted Village, Inc. Obligated Group , Revenue , 144A,
2025 , 5.5% , 5/15/45 ................................................ 925,000 946,642
b
County of Palm Beach ,
Palm Beach Atlantic University, Inc. , Revenue , 144A, 2025 A , 5.5% , 10/01/45 ..... 3,000,000 3,068,395
Provident Group - LU Properties LLC , Revenue , 144A, 2021 A , 4.25% , 6/01/31 ... 1,200,000 1,197,706
Provident Group-PBAU Properties LLC , Revenue , 144A, 2019 A , 5% , 4/01/29 .... 375,000 382,202
Provident Group-PBAU Properties LLC , Revenue , 144A, 2019 A , 5% , 4/01/39 .... 3,950,000 3,992,669
Creekview Community Development District , Phase 2 , Special Assessment , 2024 ,
5.375% , 5/01/44 ................................................... 1,320,000 1,332,253
Cypress Bluff Community Development District , Assessment Area 1 , Special
Assessment , 2025 , 5.3% , 5/01/45 ..................................... 1,000,000 1,006,952
b
Del Webb Oak Creek Community Development District , Special Assessment , 144A,
2025 , 5.375% , 5/01/45 .............................................. 840,000 848,934
Del Webb River Reserve Community Development District , Special Assessment , 2025 ,
5.875% , 5/01/55 ................................................... 865,000 886,751
Double Branch Community Development District , Assessments , Special Assessment,
Senior Lien , 2013 A-1 , Refunding , 4.25% , 5/01/34 ......................... 360,000 360,096
East Nassau Stewardship District , Special Assessment , 2025 , 6% , 5/01/45 ........ 4,000,000 4,153,874
Firethorn Community Development District , Assessment Area 1 , Special Assessment ,
2025 , 5.3% , 5/01/45 ................................................ 500,000 500,566
Florida Development Finance Corp. ,
b
Revenue , 144A, 2021 A , 3% , 7/01/31 ................................... 185,000 181,397

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Florida Development Finance Corp., (continued)
Brightline Trains Florida LLC , Revenue , 2024 , Refunding , AG Insured , 5% , 7/01/44 $ 6,475,000 $ 6,413,884
River City Education Obligated Group , Revenue , 2022 B , Refunding , 5% , 7/01/31 . 285,000 297,138
Shands Jacksonville Medical Center Obligated Group , Revenue , 2022 A , Refunding ,
5% , 2/01/52 .................................................... 5,550,000 5,283,877
a
Florida Housing Finance Corp. , Brownsville Village V Ltd. , Revenue , 2024 B , GNMA
Insured , Mandatory Put , 3.35% , 10/01/26 ................................ 2,250,000 2,255,986
b
Florida Local Government Finance Commission , BridgePrep Academy, Inc. Obligated
Group , Revenue , 144A, 2025 A , 6% , 6/15/45 ............................. 1,750,000 1,800,956
Florida Municipal Loan Council , Shingle Creek Transit & Utility Community
Development District , Special Assessment , 2024 , 4.5% , 5/01/31 ............... 235,000 239,994
Fox Branch Ranch Community Development District , Assessment Area 1 , Special
Assessment , 2025 , 4.375% , 5/01/35 ................................... 175,000 180,639
Greater Orlando Aviation Authority , Revenue, Sub. Lien , 2017 A , 5% , 10/01/35 ..... 7,500,000 7,691,056
Halifax Hospital Medical Center , Halifax Hospital Medical Center Obligated Group ,
Revenue , 2016 , Refunding , 5% , 6/01/36 ................................. 1,375,000 1,381,063
Harmony on Lake Eloise Community Development District , Assessment Area 2 , Special
Assessment , 2025 , 5.45% , 11/01/45 .................................... 675,000 679,498
Hillsborough County Housing Finance Authority , Tampa 47th Street Apartments LLC ,
Revenue , 2025 A , FNMA Insured , 5% , 12/01/42 ........................... 3,075,000 3,303,801
Ibis Landing Community Development District , Special Assessment , 2025 , 5.875% ,
6/15/55 ......................................................... 720,000 739,323
JEA Water & Sewer System ,
Revenue , 2025 A , Refunding , 5% , 10/01/42 .............................. 3,265,000 3,592,456
Revenue , 2025 A , Refunding , 5% , 10/01/43 .............................. 7,300,000 7,953,043
Revenue , 2025 A , Refunding , 5% , 10/01/44 .............................. 9,000,000 9,735,204
Kissimmee Park Community Development District , Assessment Area 1 , Special
Assessment , 2025 , 5.875% , 5/01/45 ................................... 1,375,000 1,425,639
Lakes of Sarasota Community Development District , Assessments , Special
Assessment , 2024 A , 5.3% , 5/01/44 .................................... 325,000 326,695
b
Lakeside at Satilla Community Development District , Assessments , Special
Assessment , 144A, 2025 , 5.375% , 5/01/45 ............................... 1,325,000 1,340,101
Lakewood Ranch Stewardship District ,
Assessment Southeast , Special Assessment , 2025 , 5.5% , 5/01/40 ............. 1,335,000 1,426,477
Assessment Southeast , Special Assessment , 2025 , 5.8% , 5/01/45 ............. 565,000 587,350
Assessments , Special Assessment , 2023 , 5.45% , 5/01/33 ................... 2,660,000 2,864,337
Assessments , Special Assessment , 2023 , 6.125% , 5/01/43 .................. 1,245,000 1,336,822
Assessments , Special Assessment , 2024 , 4.5% , 5/01/31 .................... 535,000 546,538
Lee County Industrial Development Authority , Shell Point Obligated Group , Revenue ,
2024 B-1 , 4.75% , 11/15/29 ........................................... 1,300,000 1,310,258
LTC Ranch West Residential Community Development District , Assessment Area 4 ,
Special Assessment , 2024-AA4 , Refunding , 5.375% , 5/01/44 ................. 500,000 500,816
Madeira Community Development District ,
Assessment Area 1 , Special Assessment , 2025 , Refunding , 5% , 5/01/35 ........ 1,560,000 1,710,384
Assessment Area 1 , Special Assessment , 2025 , Refunding , 5% , 5/01/39 ........ 575,000 625,506
Assessment Area 2 , Special Assessment , 2025 , 4.7% , 5/01/35 ................ 860,000 885,374
Assessment Area 2 , Special Assessment , 2025 , 5.5% , 5/01/45 ................ 460,000 462,169
Assessment Area 2 , Special Assessment , 2025 , 5.8% , 5/01/55 ................ 1,570,000 1,571,353
a
Miami-Dade County Housing Finance Authority , St. Mary Towers Apartments LLLP ,
Revenue , 2024 , Mandatory Put , 3.4% , 10/01/26 ........................... 1,750,000 1,750,549
Miromar Lakes Community Development District , Special Assessment , 2025 ,
Refunding , 5% , 5/01/35 ............................................. 1,500,000 1,656,939
b
New Port Corners Community Development District , Special Assessment , 144A, 2025 ,
5.2% , 6/15/45 .................................................... 410,000 410,319
Orlando Utilities Commission , Revenue , 2024 A , 5% , 10/01/46 ................. 2,500,000 2,648,229
Palermo Community Development District , Assessment Area 2 , Special Assessment ,
2025 , 4.375% , 6/15/32 .............................................. 250,000 256,599

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Palm Beach County Health Facilities Authority , ACTS Retirement-Life Communities,
Inc. Obligated Group , Revenue , 2016 , Refunding , 5% , 11/15/32 ............... $ 2,000,000 $ 2,029,239
Palm Gate Community Development District , Special Assessment , 2025 , 5.3% , 6/15/45 650,000 646,921
Parkside Trails Community Development District , 2025 Project Area , Special
Assessment , 2025 , 5.3% , 5/01/45 ..................................... 650,000 651,311
Parrish Lakes Community Development District , Assessment Area 3 , Special
Assessment , 2024 , 5.5% , 5/01/44 ..................................... 580,000 590,011
Peace Creek Village Community Development District , Special Assessment , 2024 ,
5.5% , 5/01/44 .................................................... 500,000 512,267
Pinellas County Industrial Development Authority , Drs Kiran & Pallavi Patel 2017
Foundation for Global Understanding, Inc. , Revenue , 2019 , 5% , 7/01/29 ......... 1,495,000 1,531,384
Ranches at Lake Mcleod Community Development District , Assessment Area 2 ,
Special Assessment , 2025 , 5.45% , 6/15/45 .............................. 600,000 608,353
b
River Hall Community Development District , Assessment Area 5 , Special Assessment ,
144A, 2024 , 5.35% , 5/01/44 .......................................... 800,000 808,274
Rivers Edge III Community Development District , Assessments , Special Assessment ,
2025 , 5.75% , 5/01/45 ............................................... 450,000 465,503
b
Riverwalk Community Development District , Special Assessment , 144A, 2025 A , 5.3% ,
5/01/45 ......................................................... 500,000 503,371
Six Mile Creek Community Development District , 2024 Project Area , Special
Assessment , 2024 , 5.1% , 5/01/44 ..................................... 500,000 497,019
South Broward Hospital District ,
Obligated Group , Revenue , 2016 , Refunding , 3% , 5/01/34 ................... 1,190,000 1,163,560
Obligated Group , Revenue , 2016 A , Refunding , 4% , 5/01/44 ................. 770,000 732,291
St. Johns County Industrial Development Authority ,
Life Care Ponte Vedra Obligated Group , Revenue , 2021 A , Refunding , 4% , 12/15/29 215,000 216,212
Life Care Ponte Vedra Obligated Group , Revenue , 2021 A , Refunding , 4% , 12/15/30 195,000 196,177
Life Care Ponte Vedra Obligated Group , Revenue , 2021 A , Refunding , 4% , 12/15/31 200,000 200,649
b
Starling Community Development District , Special Assessment , 144A, 2025 , 4.5% ,
5/01/35 ......................................................... 1,990,000 2,007,893
Stonegate Preserve Community Development District , Special Assessment , 2025 ,
5.875% , 6/15/55 ................................................... 850,000 867,561
Terra Lago Community Development District , Assessment Area 2 , Special Assessment ,
2025 , 5.4% , 5/01/45 ................................................ 2,000,000 1,999,069
Tolomato Community Development District , Assessment Area , Special Assessment ,
2024 , 4.1% , 5/01/31 ................................................ 685,000 693,834
Tranquility Community Development District , Special Assessment , 2025 , 5.3% , 5/01/45 1,930,000 1,913,022
b
Varrea South Community Development District , Special Assessment , 144A, 2025 ,
5.875% , 5/01/55 ................................................... 465,000 473,886
b
Village Community Development District No. 15 ,
Special Assessment , 144A, 2024 , 3.75% , 5/01/29 ......................... 500,000 504,838
Special Assessment , 144A, 2024 , 4% , 5/01/34 ............................ 495,000 506,954
Special Assessment , 144A, 2024 , 4.2% , 5/01/39 .......................... 1,000,000 1,001,798
Phase I , Special Assessment , 144A, 2023 , 4.375% , 5/01/33 .................. 990,000 1,035,081
Phase I , Special Assessment , 144A, 2023 , 4.85% , 5/01/38 ................... 990,000 1,032,066
Vivid Shores Community Development District , Special Assessment , 2025 , 5.3% ,
5/01/45 ......................................................... 1,000,000 1,006,742
Waterford Community Development District , Assessment Area 2 , Special Assessment ,
2024 , 5.2% , 5/01/44 ................................................ 395,000 396,066
b
Waterset South Community Development District , Assessment Area , Special
Assessment , 144A, 2025 , 5.5% , 5/01/45 ................................ 700,000 706,848
West Villages Improvement District , Unit Development No. 11 Assessment Area 1 ,
Special Assessment , 2025 , 4.75% , 5/01/32 .............................. 2,000,000 2,024,488
Woodcreek Community Development District ,
Assessment Area 2 , Special Assessment , 2025 , 4.35% , 5/01/32 ............... 200,000 203,352
Assessment Area 2 , Special Assessment , 2025 , 5.35% , 5/01/45 ............... 575,000 572,681

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
b
Woodland Preserve Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2025 , 4.3% , 5/01/32 ................................ $ 250,000 $ 254,600
Yarborough Lane Community Development District , Special Assessment , 2024 , 5.35% ,
5/01/44 ......................................................... 780,000 786,976
194,040,725
Georgia 3.0%
b
Atlanta Development Authority (The) ,
PRG - CAU Properties LLC , Revenue , 144A, 2025 A , 5% , 7/01/35 ............. 725,000 764,328
PRG - CAU Properties LLC , Revenue , 144A, 2025 A , 5.25% , 7/01/40 ........... 2,300,000 2,396,342
PRG - CAU Properties LLC , Revenue , 144A, 2025 A , 6% , 7/01/45 ............. 1,075,000 1,126,559
Atlanta Urban Residential Finance Authority , Auburn Square LLC , Revenue , 2025 A ,
FNMA Insured , 4.75% , 8/01/44 ........................................ 3,180,000 3,259,957
City of Atlanta , Water & Wastewater , Revenue , 2015 , Refunding , 5% , 11/01/40 ..... 8,720,000 8,745,020
DeKalb County Housing Authority , Revenue , 2023 A , 4% , 12/01/33 .............. 4,500,000 4,616,597
b
George L Smith II Congress Center Authority , Signia Hotel Management LLC , Revenue,
Second Tier , 144A, 2021 B , 3.625% , 1/01/31 ............................. 4,000,000 3,929,178
Main Street Energy, Inc. , Revenue , 2025 D , 5% , 12/01/33 ..................... 25,000,000 27,000,080
a
Main Street Natural Gas, Inc. ,
Revenue , 2019 C , Mandatory Put , 4% , 9/01/26 ........................... 820,000 824,757
Revenue , 2021 C , Mandatory Put , 4% , 12/01/28 ........................... 1,500,000 1,528,776
Revenue , 2023 E-1 , Mandatory Put , 5% , 6/01/31 .......................... 5,000,000 5,358,402
Revenue , 2024 B , Mandatory Put , 5% , 3/01/32 ............................ 2,500,000 2,705,945
Revenue , 2025 A , Mandatory Put , 5% , 6/01/32 ............................ 3,000,000 3,241,288
Municipal Electric Authority of Georgia ,
Revenue , 2024 A , Refunding , 5% , 1/01/40 ............................... 850,000 920,945
Revenue , 2024 A , Refunding , 5% , 1/01/42 ............................... 1,050,000 1,120,669
Revenue , 2024 A , Refunding , 5% , 1/01/43 ............................... 1,250,000 1,320,794
68,859,637
Hawaii 0.2%
a
City & County of Honolulu , Komohale Maunakea Venture LP , Revenue , 2023 ,
Mandatory Put , 5% , 6/01/26 .......................................... 5,000,000 5,035,530
Illinois 5.1%
Board of Trustees of the University of Illinois (The) , University of Illinois Health Services
Facilities System , Revenue , 2023 , Refunding , 5.5% , 10/01/41 ................ 1,660,000 1,850,276
Chicago Board of Education ,
GO , 2017 G , Refunding , 5% , 12/01/44 .................................. 825,000 796,193
GO , 2021 A , 5% , 12/01/34 ........................................... 2,705,000 2,770,907
GO , 2025 B , Refunding , 5% , 12/01/40 .................................. 1,000,000 999,979
GO , 2025 B , Refunding , 6% , 12/01/43 .................................. 500,000 529,514
GO , 2025 C , Refunding , 5.5% , 12/01/45 ................................. 6,500,000 6,535,252
Chicago Midway International Airport ,
Revenue, Senior Lien , 2023 A , Refunding , BAM Insured , 5.75% , 1/01/41 ........ 500,000 559,703
Revenue, Senior Lien , 2023 A , Refunding , BAM Insured , 5.75% , 1/01/42 ........ 1,000,000 1,108,005
Revenue, Senior Lien , 2023 A , Refunding , BAM Insured , 5.75% , 1/01/43 ........ 1,250,000 1,372,837
Chicago O'Hare International Airport , Revenue, Senior Lien , 2024 A , 5.5% , 1/01/44 .. 2,000,000 2,160,985
Chicago Park District , GO , 2024 A , 5% , 1/01/47 ............................. 1,500,000 1,534,810
City of Chicago ,
GO , 2021 A , Refunding , 4% , 1/01/36 ................................... 1,000,000 982,922
GO , 2023 A , 5% , 1/01/35 ............................................ 3,000,000 3,169,281
GO , 2025 A , BAM Insured , 6% , 1/01/46 ................................. 8,500,000 9,247,719
GO , 2025 E , 6% , 1/01/42 ............................................ 1,750,000 1,938,944
GO , 2025 E , BAM Insured , 6% , 1/01/43 ................................. 1,790,000 2,023,507
GO , 2025 E , 6% , 1/01/45 ............................................ 2,000,000 2,144,102

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
Illinois Finance Authority ,
a
Revenue , 2020 , Refunding , Mandatory Put , 3.875% , 9/01/28 ................. $ 2,250,000 $ 2,307,691
b
Acero Charter Schools, Inc. Obligated Group , Revenue , 144A, 2021 , Refunding , 4% ,
10/01/32 ....................................................... 685,000 684,403
b
Acero Charter Schools, Inc. Obligated Group , Revenue , 144A, 2021 , Refunding , 4% ,
10/01/33 ....................................................... 1,060,000 1,052,868
b
Acero Charter Schools, Inc. Obligated Group , Revenue , 144A, 2021 , Refunding , 4% ,
10/01/34 ....................................................... 445,000 438,695
Ascension Health Credit Group , Revenue , 2016 C , Pre-Refunded , 5% , 2/15/34 ... 185,000 190,027
a,b
Centerpoint Joliet Terminal Railroad LLC , Revenue , 144A, 2012 , Mandatory Put ,
4.8% , 7/02/35 ................................................... 5,000,000 5,206,061
CHF-Chicago LLC , Revenue , 2017 A , 5% , 2/15/47 ......................... 500,000 477,713
CHF-Chicago LLC , Revenue , 2017 A , 5% , 2/15/50 ......................... 460,000 432,652
b
Navy Pier, Inc. Obligated Group , Revenue , 144A, 2024 B , Refunding , 5% , 10/01/34 2,000,000 2,129,038
b
Navy Pier, Inc. Obligated Group , Revenue , 144A, 2024 B , Refunding , 5.25% ,
10/01/39 ....................................................... 1,350,000 1,448,768
Rosalind Franklin University of Medicine and Science , Revenue , 2017 A , Refunding ,
5% , 8/01/31 .................................................... 400,000 408,892
b
Rosalind Franklin University of Medicine and Science , Revenue , 144A, 2025 , 5.25% ,
8/01/35 ........................................................ 9,600,000 10,119,298
University of Illinois , Revenue , 2023 B , 5.5% , 10/01/57 ...................... 5,245,000 5,424,276
Illinois Housing Development Authority , Revenue , 2017 A , GNMA Insured ,
3.125% , 2/01/47 ................................................... 10,962,549 10,161,694
Illinois State Toll Highway Authority ,
Revenue , 2015 A , 5% , 1/01/40 ........................................ 12,850,000 12,865,683
Revenue , 2015 B , 5% , 1/01/40 ........................................ 10,000,000 10,012,205
Metropolitan Pier & Exposition Authority , State of Illinois McCormick Place Expansion
Project Fund , Revenue , 2017 B , Refunding , 5% , 12/15/33 ................... 300,000 309,213
Northern Illinois University , COP , 2024 , BAM Insured , 5.5% , 4/01/49 ............. 2,250,000 2,351,726
St. Clair County Community Unit School District No. 187 Cahokia ,
GO , 2024 A , AG Insured , 5% , 1/01/40 .................................. 325,000 350,511
GO , 2024 A , AG Insured , 5% , 1/01/41 .................................. 400,000 427,138
GO , 2024 A , AG Insured , 5% , 1/01/42 .................................. 475,000 501,688
GO , 2024 A , AG Insured , 5% , 1/01/43 .................................. 500,000 522,143
GO , 2024 A , AG Insured , 5% , 1/01/44 .................................. 260,000 269,456
GO , 2024 B , AG Insured , 5% , 1/01/40 .................................. 210,000 226,484
GO , 2024 B , AG Insured , 5% , 1/01/41 .................................. 210,000 224,247
GO , 2024 B , AG Insured , 5% , 1/01/42 .................................. 225,000 237,642
GO , 2024 B , AG Insured , 5% , 1/01/43 .................................. 1,350,000 1,409,785
State of Illinois ,
GO , 2016 , 4% , 1/01/31 ............................................. 695,000 695,482
GO , 2016 , 4.125% , 11/01/31 ......................................... 830,000 835,381
GO , 2016 , 5% , 11/01/34 ............................................. 1,650,000 1,672,771
GO , 2016 , 5% , 1/01/41 ............................................. 340,000 340,267
GO , 2016 , 5% , 11/01/41 ............................................. 600,000 604,019
University of Illinois ,
Health Services Facilities System , Revenue , 2023 , Refunding , 5.5% , 10/01/39 .... 380,000 429,456
Health Services Facilities System , Revenue , 2023 , Refunding , 5.5% , 10/01/40 .... 605,000 680,478
Village of Romeoville ,
Lewis University , Revenue , 2015 , Refunding , 5% , 10/01/26 .................. 500,000 500,246
Lewis University , Revenue , 2015 , Refunding , 5% , 10/01/27 .................. 860,000 860,458
Lewis University , Revenue , 2015 , Refunding , 5% , 10/01/29 .................. 975,000 975,494
117,508,985

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Indiana 0.6%
Indiana Finance Authority ,
Board of Directors for Department of Public Utilities of City of Indianapolis , Revenue,
First Lien , 2025 A , Refunding , 5.5% , 10/01/55 ........................... $ 4,025,000 $ 4,268,108
City of Indianapolis Department of Public Utilities Thermal Energy System , Revenue,
First Lien , 2025 A , Refunding , 5.5% , 10/01/50 ........................... 1,500,000 1,598,684
CWA Authority, Inc. , Revenue, First Lien , 2024 A , Refunding , 5% , 10/01/38 ....... 500,000 568,870
CWA Authority, Inc. , Revenue, First Lien , 2024 A , Refunding , 5% , 10/01/40 ....... 615,000 689,238
CWA Authority, Inc. , Revenue, First Lien , 2024 A , Refunding , 5% , 10/01/41 ....... 1,000,000 1,117,466
CWA Authority, Inc. , Revenue, First Lien , 2024 A , Refunding , 5% , 10/01/42 ....... 1,350,000 1,490,704
Indiana Masonic Home, Inc. Obligated Group , Revenue , 2025 A , 4.3% , 5/01/29 ... 750,000 767,099
Indiana Masonic Home, Inc. Obligated Group , Revenue , 2025 B , 5.25% , 5/01/45 .. 1,000,000 1,011,370
Indianapolis Local Public Improvement Bond Bank , City of Indianapolis , Revenue , 2019
A , 5% , 2/01/44 .................................................... 1,175,000 1,206,223
12,717,762
Iowa 0.1%
Iowa Finance Authority ,
Lifespace Communities, Inc. Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/46 ........................................................ 1,150,000 978,143
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 B , Refunding , 6.6% ,
5/15/28 ........................................................ 915,000 954,122
Presbyterian Homes Mill Pond Apartment, Inc. , Revenue , 2025 , 4.5% , 10/01/35 ... 750,000 767,521
2,699,786
Kansas 0.2%
Johnson & Miami Counties ,
Unified School District No. 230 Spring Hills , GO , 2025 , Refunding , AG Insured , 6% ,
9/01/43 ........................................................ 1,600,000 1,854,965
Unified School District No. 230 Spring Hills , GO , 2025 , Refunding , AG Insured , 6% ,
9/01/44 ........................................................ 1,575,000 1,812,878
Unified School District No. 230 Spring Hills , GO , 2025 , Refunding , AG Insured , 6% ,
9/01/45 ........................................................ 1,650,000 1,879,258
5,547,101
Kentucky 3.2%
City of Columbia , Lindsey Wilson College, Inc. , Revenue , 2019 , Refunding , 5% ,
12/01/33 ........................................................ 3,000,000 3,068,190
a
County of Trimble , Louisville Gas and Electric Co. , Revenue , 2023 A , Mandatory Put ,
4.7% , 6/01/27 .................................................... 5,000,000 5,048,937
Kentucky Economic Development Finance Authority ,
KentuckyWired Infrastructure Co., Inc. , Revenue, Senior Lien , 2015 A , 5% , 7/01/30 2,080,000 2,083,486
Masonic Homes of Kentucky, Inc. Obligated Group , Revenue , 2016 A , Refunding ,
5% , 5/15/51 .................................................... 1,500,000 1,191,844
Kentucky Public Energy Authority ,
a
Revenue , 2024 A , Mandatory Put , 5% , 7/01/30 ............................ 5,750,000 6,093,612
a
Revenue , 2024 B , Refunding , Mandatory Put , 5% , 8/01/32 ................... 3,750,000 4,042,396
a
Revenue , 2025 A , Refunding , Mandatory Put , 5.25% , 12/01/29 ................ 11,710,000 12,464,426
Revenue , 2025 B , 5% , 12/01/33 ....................................... 21,235,000 22,271,393
Louisville/Jefferson County Metropolitan Government ,
a
Louisville Gas and Electric Co. , Revenue , 2005 A , Mandatory Put , 1.75% , 7/01/26 . 5,000,000 4,966,152
Norton Healthcare Obligated Group , Revenue , 2016 A , Refunding , 5% , 10/01/31 .. 2,750,000 2,788,546
Norton Healthcare Obligated Group , Revenue , 2023 A , Refunding , 5% , 10/01/41 .. 4,700,000 5,060,858
University of Kentucky ,
Revenue , 2024 , 5% , 10/01/41 ........................................ 1,475,000 1,612,383

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Kentucky (continued)
University of Kentucky, (continued)
Revenue , 2024 , 5% , 10/01/42 ........................................ $ 1,850,000 $ 2,002,691
72,694,914
Louisiana 0.1%
b
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
Christwood Obligated Group , Revenue , 144A, 2024 , Refunding , 4.25% , 11/15/30 .. 895,000 907,127
Christwood Obligated Group , Revenue , 144A, 2024 , Refunding , 5% , 11/15/37 .... 1,900,000 1,995,673
2,902,800
Maryland 0.2%
City of Gaithersburg , Asbury Maryland Obligated Group , Revenue , 2018 A , Refunding ,
5% , 1/01/36 ...................................................... 300,000 305,563
County of Frederick ,
b
Mount St. Mary's University, Inc. , Revenue , 144A, 2017 A , Refunding , 5% , 9/01/27 . 1,400,000 1,406,661
Oakdale-Lake Linganore Development District , Special Tax , 2019 , Refunding , 3.25% ,
7/01/29 ........................................................ 735,000 726,788
Maryland Economic Development Corp. , City of Baltimore Port Covington Development
District , Tax Allocation , 2020 , 3.25% , 9/01/30 ............................. 1,185,000 1,153,377
Maryland Health & Higher Educational Facilities Authority , Stevenson University, Inc. ,
Revenue , 2021 A , Refunding , 4% , 6/01/34 ............................... 250,000 252,508
Montgomery County Housing Opportunities Commission , Multi-family Housing ,
Revenue , 2012 A , 3.75% , 7/01/32 ..................................... 1,500,000 1,500,984
5,345,881
Massachusetts 0.8%
Massachusetts Development Finance Agency ,
Bentley University , Revenue , 2025 , 5% , 7/01/37 ........................... 750,000 855,321
Bentley University , Revenue , 2025 , 5% , 7/01/39 ........................... 1,100,000 1,233,198
Bentley University , Revenue , 2025 , 5% , 7/01/41 ........................... 1,100,000 1,206,206
Bentley University , Revenue , 2025 , 5% , 7/01/45 ........................... 1,225,000 1,282,218
Boston Medical Center Corp. Obligated Group , Revenue , 2015 D , 4% , 7/01/45 .... 625,000 556,390
b
CHF Merrimack, Inc. , Revenue , 144A, 2024 A , 5% , 7/01/44 .................. 1,500,000 1,509,447
Emerson College , Revenue , 2025 , Refunding , 5% , 1/01/28 .................. 1,150,000 1,189,527
Lasell University , Revenue , 2021 , Refunding , 4% , 7/01/40 ................... 7,515,000 6,898,987
Lasell University , Revenue , 2021 , Refunding , 4% , 7/01/45 ................... 1,650,000 1,399,968
Seven Hills Foundation Obligated Group , Revenue , 2025 , Refunding , 6% , 9/01/45 . 1,000,000 1,098,880
Simmons University , Revenue , K-1 , Refunding , 5% , 10/01/26 ................. 950,000 950,137
Simmons University , Revenue , K-1 , Refunding , 5% , 10/01/27 ................. 1,150,000 1,150,112
19,330,391
Michigan 2.1%
City of Detroit ,
GO , 2020 , 5.5% , 4/01/34 ............................................ 660,000 721,232
GO , 2023 B , 6.844% , 5/01/28 ......................................... 295,000 301,093
GO , B-1 , 4% , 4/01/44 ............................................... 4,474,431 3,524,418
County of Genesee ,
Water Supply System , GO , 2024 , Refunding , AG Insured , 5% , 11/01/37 ......... 750,000 858,893
Water Supply System , GO , 2024 , Refunding , AG Insured , 5% , 11/01/38 ......... 585,000 663,621
Water Supply System , GO , 2024 , Refunding , AG Insured , 5% , 11/01/39 ......... 800,000 899,763
Detroit Downtown Development Authority , Catalyst Development Area , Tax Allocation ,
2024 , Refunding , 5% , 7/01/48 ........................................ 15,760,000 16,289,298
Grand Rapids Economic Development Corp. , Michigan Christian Home Obligated
Group , Revenue , 2025 A , Refunding , 5.75% , 11/01/45 ...................... 2,000,000 2,007,725

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Kalamazoo Public Schools ,
GO , 2023 I , AG Insured , 5% , 5/01/45 ................................... $ 885,000 $ 921,729
GO , 2023 I , AG Insured , 5% , 5/01/48 ................................... 820,000 841,891
Kentwood Economic Development Corp. , Holland Home Obligated Group , Revenue ,
2016 , Refunding , 5% , 11/15/37 ....................................... 1,000,000 1,006,177
Michigan Finance Authority ,
Henry Ford Health System Obligated Group , Revenue , 2016 , Refunding , 4% ,
11/15/46 ....................................................... 6,995,000 6,262,327
Lawrence Technological University Obligated Group , Revenue , 2022 , Refunding , 4% ,
2/01/27 ........................................................ 95,000 95,052
Provident Group - HFH Energy LLC , Revenue , 2024 , 5.25% , 2/29/40 ........... 500,000 549,273
Provident Group - HFH Energy LLC , Revenue , 2024 , 5.25% , 2/28/41 ........... 550,000 598,371
Provident Group - HFH Energy LLC , Revenue , 2024 , 5.25% , 2/28/42 ........... 625,000 671,113
Provident Group - HFH Energy LLC , Revenue , 2024 , 5.25% , 2/28/43 ........... 800,000 849,891
Provident Group - HFH Energy LLC , Revenue , 2024 , 5.5% , 2/28/49 ............ 750,000 791,723
Trinity Health Corp. Obligated Group , Revenue , 2017 MI , Refunding , 4% , 12/01/46 5,000,000 4,552,850
Michigan State University , Revenue , 2019 B , 5% , 2/15/44 ..................... 3,000,000 3,113,987
Michigan Strategic Fund , Holland Home Obligated Group , Revenue , 2019 , Refunding ,
5% , 11/15/34 ..................................................... 1,900,000 1,972,594
47,493,021
Minnesota 1.0%
City of Ham Lake , DaVinci Academy of Arts and Science , Revenue , 2016 A , 5% ,
7/01/47 ......................................................... 2,000,000 1,697,279
City of Minneapolis ,
Fairview Health Services Obligated Group , Revenue , 2018 A , Refunding , 5% ,
11/15/33 ....................................................... 3,410,000 3,556,027
Fairview Health Services Obligated Group , Revenue , 2018 A , Refunding , 5% ,
11/15/36 ....................................................... 1,050,000 1,085,375
Fairview Health Services Obligated Group , Revenue , 2018 A , Refunding , AG Insured ,
5% , 11/15/36 ................................................... 4,835,000 5,053,972
City of Ramsey , PACT Charter School , Revenue , 2022 A , Refunding , 5% , 6/01/32 ... 6,575,000 6,687,405
Duluth Economic Development Authority , Benedictine Health System Obligated Group ,
Revenue , 2021 A , Refunding , 4% , 7/01/31 ............................... 625,000 618,195
Housing & Redevelopment Authority of The City of St. Paul Minnesota , Hmong College
Prep Academy , Revenue , 2016 A , Refunding , 5.5% , 9/01/36 .................. 3,000,000 3,018,190
Minnesota Health & Education Facilities Authority , Augsburg University , Revenue , 2016
A , 5% , 5/01/46 .................................................... 750,000 517,690
St. Paul Port Authority , District Energy St. Paul Obligated Group , Revenue , 2023-4 ,
5.25% , 10/01/42 ................................................... 1,000,000 1,045,783
23,279,916
Mississippi 0.2%
County of Warren , International Paper Co. , Revenue , 2018 , Refunding , 4% , 9/01/32 . 3,250,000 3,392,170
Missouri 1.3%
City of St. Louis , Airport , Revenue , 2022 A , Refunding , 5% , 7/01/30 .............. 1,430,000 1,554,369
Health & Educational Facilities Authority of the State of Missouri ,
Mercy Health , Revenue , 2015 B , Refunding , 5% , 2/01/33 .................... 2,025,000 2,027,732
Mercy Health , Revenue , 2023 , 5.5% , 12/01/40 ............................ 1,100,000 1,247,795
Mercy Health , Revenue , 2023 , 5.5% , 12/01/41 ............................ 2,100,000 2,359,157
b
Missouri Baptist College , Revenue , 144A, 2025 , Refunding , 4.5% , 10/01/30 ...... 500,000 502,213
University of Health Sciences & Pharmacy in St. Louis , Revenue , 2023 A , Refunding ,
5% , 5/01/28 .................................................... 1,775,000 1,751,791
University of Health Sciences & Pharmacy in St. Louis , Revenue , 2023 A , Refunding ,
4% , 5/01/37 .................................................... 2,600,000 2,152,634

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
Health & Educational Facilities Authority of the State of Missouri, (continued)
University of Health Sciences & Pharmacy in St. Louis , Revenue , 2023 A , Refunding ,
4% , 5/01/39 .................................................... $ 3,750,000 $ 3,007,013
University of Health Sciences & Pharmacy in St. Louis , Revenue , 2023 A , Refunding ,
4% , 5/01/40 .................................................... 615,000 487,086
University of Health Sciences & Pharmacy in St. Louis , Revenue , 2023 A , Refunding ,
4% , 5/01/43 .................................................... 1,750,000 1,332,901
University of Health Sciences & Pharmacy in St. Louis , Revenue , 2023 B , Refunding ,
4% , 5/01/38 .................................................... 1,440,000 1,171,428
University of Health Sciences & Pharmacy in St. Louis , Revenue , 2023 B , Refunding ,
4% , 5/01/39 .................................................... 1,250,000 1,002,338
University of Health Sciences & Pharmacy in St. Louis , Revenue , 2023 B , Refunding ,
4% , 5/01/45 .................................................... 1,280,000 935,480
Kansas City Industrial Development Authority ,
City of Kansas City Airport , Revenue , 2019 A , 5% , 3/01/35 ................... 5,000,000 5,240,829
City of Kansas City Airport , Revenue , 2019 B , 5% , 3/01/32 ................... 1,000,000 1,057,390
City of Kansas City Airport , Revenue , 2020 A , 5% , 3/01/30 ................... 1,540,000 1,663,413
Plaza at Noah's Ark Community Improvement District , Revenue , 2021 , Refunding , 3% ,
5/01/26 ......................................................... 275,000 274,340
Poplar Bluff Regional Transportation Development District ,
Sales Tax , Revenue , 2023 B , Refunding , 3.375% , 12/01/31 .................. 715,000 716,558
Sales Tax , Revenue , 2023 B , Refunding , 4% , 12/01/37 ...................... 2,300,000 2,302,770
30,787,237
Montana 0.1%
City of Forsyth , NorthWestern Corp. , Revenue , 2023 , Refunding , 3.875% , 7/01/28 ... 2,200,000 2,248,127
Nebraska 0.8%
Omaha Public Power District ,
Revenue , 2021 A , 5% , 2/01/46 ........................................ 5,000,000 5,158,658
Revenue , 2024 C , 5% , 2/01/43 ........................................ 4,500,000 4,868,481
Revenue , 2024 C , 5% , 2/01/44 ........................................ 5,415,000 5,813,319
Revenue , 2024 D , Refunding , 5% , 2/01/43 ............................... 2,300,000 2,488,335
18,328,793
Nevada 1.4%
City of Las Vegas ,
Special Improvement District No. 818 , Special Assessment , 2024 , 5% , 12/01/39 ... 1,000,000 1,051,679
Special Improvement District No. 818 , Special Assessment , 2024 , 5% , 12/01/44 ... 935,000 943,937
a
County of Clark , Nevada Power Co. , Revenue , 2017 , Refunding , Mandatory Put ,
3.75% , 3/31/26 ................................................... 2,250,000 2,252,661
County of Humboldt ,
Sierra Pacific Power Co. , Revenue , 2016 A , Refunding , 3.55% , 10/01/29 ........ 2,000,000 2,057,697
Sierra Pacific Power Co. , Revenue , 2016 B , Refunding , 3.55% , 10/01/29 ........ 2,000,000 2,039,357
a
County of Washoe ,
Sierra Pacific Power Co. , Revenue , 2016 B , Refunding , Mandatory Put , 3.625% ,
10/01/29 ....................................................... 3,000,000 3,065,072
Sierra Pacific Power Co. , Revenue , 2016 G , Refunding , Mandatory Put , 3.625% ,
10/01/29 ....................................................... 1,000,000 1,021,691
Las Vegas Convention & Visitors Authority ,
d
County of Clark & City of Las Vegas Combined Room Tax , Revenue , 2018 B , 5% ,
7/01/43 ........................................................ 9,660,000 9,930,496
County of Clark & City of Las Vegas Combined Room Tax , Revenue , 2023 A , 5% ,
7/01/39 ........................................................ 760,000 843,054

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Nevada (continued)
Las Vegas Convention & Visitors Authority, (continued)
County of Clark & City of Las Vegas Combined Room Tax , Revenue , 2023 A , 5% ,
7/01/40 ........................................................ $ 1,550,000 $ 1,710,864
County of Clark & City of Las Vegas Combined Room Tax , Revenue , 2023 A , 5% ,
7/01/41 ........................................................ 1,000,000 1,096,098
County of Clark & City of Las Vegas Combined Room Tax , Revenue , 2023 A , 5% ,
7/01/42 ........................................................ 1,200,000 1,302,596
County of Clark & City of Las Vegas Combined Room Tax , Revenue , 2023 A , 5% ,
7/01/43 ........................................................ 1,205,000 1,293,281
Reno-Tahoe Airport Authority ,
Revenue , 2024 A , 5.25% , 7/01/39 ..................................... 1,000,000 1,114,979
Revenue , 2024 A , 5.25% , 7/01/40 ..................................... 1,000,000 1,104,339
Revenue , 2024 B , 5% , 7/01/44 ........................................ 1,100,000 1,163,460
31,991,261
New Hampshire 1.9%
New Hampshire Business Finance Authority ,
Revenue , 2024-1 , A , 4.25% , 7/20/41 ................................... 2,934,755 2,978,545
a
Revenue , 2024-1 , A , Mandatory Put , 4.15% , 10/01/34 ...................... 3,476,337 3,490,324
Revenue , 2024-2 , A , 3.625% , 8/20/39 .................................. 7,706,363 7,529,596
c
Revenue , FRN , 2024-3 , A , 4.163% , 10/20/41 ............................. 3,962,952 3,999,631
c
Revenue , FRN , 2025-1 , A-1 , 4.086% , 1/20/41 ............................ 9,679,364 9,676,320
c
Revenue , FRN , 2025-1 , A-2 , 4.086% , 1/20/41 ............................ 3,226,455 3,064,135
c
Revenue , FRN , 2025-3 , A-2 , 4.795% , 2/20/41 ............................ 4,993,722 5,066,322
Caritas Acquisitions VII LLC , Revenue , 2020 A , 3.75% , 8/15/30 ............... 1,050,000 1,047,036
Greater Raleigh Area Christian Education, Inc. , Revenue , 2025 , 5.125% , 8/01/40 .. 2,605,000 2,653,062
Greater Raleigh Area Christian Education, Inc. , Revenue , 2025 , 5.75% , 8/01/45 ... 1,770,000 1,786,601
New Hampshire Health and Education Facilities Authority Act , Southern New
Hampshire Health Obligated Group , Revenue , 2016 , Refunding , 5% , 10/01/37 .... 2,000,000 2,011,997
43,303,569
New Jersey 0.4%
a
New Jersey Economic Development Authority ,
New Jersey-American Water Co., Inc. , Revenue , 2019 A , Refunding , Mandatory Put ,
2.2% , 12/03/29 .................................................. 3,500,000 3,321,593
New Jersey-American Water Co., Inc. , Revenue , 2020 B , Refunding , Mandatory Put ,
3.75% , 6/01/28 .................................................. 3,000,000 3,042,957
New Jersey Transportation Trust Fund Authority , State of New Jersey , Revenue , 2023
A , Refunding , 4.25% , 6/15/40 ......................................... 2,000,000 2,051,228
Passaic County Improvement Authority (The) , Paterson Arts & Science Charter School ,
Revenue , 2023 , 4.25% , 7/01/33 ....................................... 515,000 530,566
8,946,344
New Mexico 0.5%
City of Farmington ,
a
Public Service Co. of New Mexico , Revenue , 2010 B , Refunding , Mandatory Put ,
3.875% , 6/01/29 ................................................. 2,750,000 2,815,602
a
Public Service Co. of New Mexico , Revenue , 2010 E , Refunding , Mandatory Put ,
3.875% , 6/01/29 ................................................. 5,000,000 5,119,277
Public Service Co. of New Mexico , Revenue , 2016 B , Refunding , 2.15% , 4/01/33 .. 2,000,000 1,773,540
City of Santa Fe , El Castillo Retirement Residences Obligated Group , Revenue , 2012 ,
5% , 5/15/42 ...................................................... 985,000 985,054
10,693,473

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York 9.3%
Albany Capital Resource Corp. , Empire Commons Student Housing, Inc. , Revenue ,
2016 A , Refunding , 5% , 5/01/26 ....................................... $ 400,000 $ 401,656
Build NYC Resource Corp. ,
Classical Charter School, Inc. , Revenue , 2023 A , 4% , 6/15/33 ................ 960,000 957,836
b
East Harlem Scholars Academy Charter School Obligated Group , Revenue , 144A,
2022 , 5% , 6/01/32 ................................................ 375,000 390,510
Global Community Charter School , Revenue , 2022 A , 4% , 6/15/32 ............. 500,000 481,853
Grand Concourse Acadmey Charter School , Revenue , 2022 A , 3.4% , 7/01/27 .... 130,000 130,025
TrIPs Obligated Group , Revenue , 2025 , 5.5% , 7/01/44 ...................... 1,265,000 1,354,222
TrIPs Obligated Group , Revenue , 2025 , 5.5% , 7/01/50 ...................... 1,000,000 1,038,934
b
Unity Preparatory Charter School of Brooklyn , Revenue , 144A, 2023 A , 5% , 6/15/33 665,000 711,044
City of New York ,
GO , 2024 D , 5.5% , 4/01/48 .......................................... 16,025,000 17,125,406
GO , 2024 D , 5.5% , 4/01/49 .......................................... 1,000,000 1,066,051
GO , 2025 C-1 , 5.25% , 9/01/45 ........................................ 1,465,000 1,574,687
GO , 2025 C-1 , 5.25% , 9/01/46 ........................................ 20,000,000 21,294,896
Dutchess County Local Development Corp. , Culinary Institute of America (The) ,
Revenue , 2018 , Refunding , 5% , 7/01/34 ................................. 500,000 519,588
Empire State Development Corp. , State of New York Sales Tax , Revenue , 2023 A , 5% ,
3/15/44 ......................................................... 5,000,000 5,352,639
Monroe County Industrial Development Corp. , Andrews Terrace Community Partners
LP , Revenue , 2023 A , FNMA Insured , 4.72% , 1/01/44 ....................... 5,000,000 5,106,692
New York City Housing Development Corp. ,
Revenue , 2016 C-1-A , 3.4% , 11/01/47 .................................. 375,000 308,628
Revenue , 2019 G-1-B , Refunding , 3% , 11/01/44 ........................... 765,000 631,307
a
Revenue , 2022 F-2-B , FHA Insured , Mandatory Put , 3.4% , 12/22/26 ............ 12,750,000 12,753,875
a
Revenue , 2023 A-2 , Mandatory Put , 3.7% , 12/30/27 ........................ 10,000,000 10,004,367
8 Spruce NY Owner LLC , Revenue , 2024 , B , Refunding , 6.033% , 12/15/31 ...... 500,000 514,376
8 Spruce NY Owner LLC , Revenue , 2024 , E , Refunding , 4.375% , 12/15/31 ...... 1,750,000 1,802,289
8 Spruce NY Owner LLC , Revenue , 2024 , F , Refunding , 5.25% , 12/15/31 ........ 7,085,000 7,344,346
New York City Municipal Water Finance Authority ,
Water & Sewer System , Revenue , 2024 AA-3 , Refunding , 5% , 6/15/43 .......... 1,800,000 1,952,297
Water & Sewer System , Revenue, Sub. Lien , 2022 EE , Refunding , 5% , 6/15/45 ... 2,730,000 2,880,036
New York City Transitional Finance Authority ,
Future Tax Secured , Revenue , 2025 H-1 , 5% , 11/01/44 ..................... 5,000,000 5,379,358
Future Tax Secured , Revenue , 2026 A-1 , 5.25% , 5/01/46 .................... 2,000,000 2,158,494
New York Liberty Development Corp. , 7 World Trade Center II LLC , Revenue , 2022 A ,
1 , Refunding , 3% , 9/15/43 ........................................... 7,915,000 6,681,113
New York State Dormitory Authority ,
d
Cornell University , Revenue , 2024 A , Refunding , 5.5% , 7/01/54 ............... 10,000,000 10,828,505
Mount Sinai Hospital Obligated Group , Revenue , 2025 , 5.5% , 7/01/36 .......... 1,720,000 1,973,508
State of New York Sales Tax , Revenue , 2018 E , Refunding , 5% , 3/15/44 ........ 9,180,000 9,529,122
State of New York Sales Tax , Revenue , 2025 A , Refunding , 5% , 3/15/44 ......... 3,000,000 3,270,216
State of New York Sales Tax , Revenue , 2025 A , Refunding , 5% , 3/15/45 ......... 3,750,000 4,027,875
State of New York Sales Tax , Revenue , 2025 A , Refunding , 5% , 3/15/46 ......... 4,465,000 4,735,012
New York State Energy Research & Development Authority , New York State Electric &
Gas Corp. , Revenue , 2004 C , Refunding , 4% , 4/01/34 ...................... 3,700,000 3,869,948
New York State Housing Finance Agency ,
Revenue , 2016 C , GNMA Insured , 3.05% , 11/01/36 ........................ 1,500,000 1,398,110
Revenue , 2023 C-1 , 4.5% , 11/01/43 .................................... 1,000,000 1,016,118
a
State of New York Personal Income Tax , Revenue , 2024 A-2 , Mandatory Put , 3.35% ,
6/15/29 ........................................................ 4,000,000 4,024,746
a
State of New York Personal Income Tax , Revenue , 2024 A-2 , Mandatory Put , 3.45% ,
12/15/30 ....................................................... 2,480,000 2,518,282
a
West 38TH Street LLC , Revenue , 2014 A , FHLMC Insured , Mandatory Put , 3.57% ,
11/01/31 ....................................................... 1,000,000 1,022,421

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Thruway Authority , State of New York Personal Income Tax , Revenue ,
2022 C , 5% , 3/15/53 ............................................... $ 4,000,000 $ 4,052,672
New York Transportation Development Corp. ,
American Airlines, Inc. , Revenue , 2021 , Refunding , 2.25% , 8/01/26 ............ 50,000 49,790
Delta Air Lines, Inc. , Revenue , 2020 , 5% , 10/01/35 ......................... 3,210,000 3,409,696
Delta Air Lines, Inc. , Revenue , 2023 , 5.625% , 4/01/40 ...................... 4,000,000 4,248,790
JFK International Air Terminal LLC , Revenue , 2022 , 5% , 12/01/39 ............. 3,000,000 3,192,063
JFK International Air Terminal LLC , Revenue , 2022 , 5% , 12/01/41 ............. 2,000,000 2,110,908
JFK NTO LLC , Revenue , 2023 , 5.5% , 6/30/38 ............................ 2,000,000 2,162,107
JFK NTO LLC , Revenue , 2023 , 5.5% , 6/30/39 ............................ 1,000,000 1,076,324
JFK NTO LLC , Revenue , 2023 , 5.5% , 6/30/40 ............................ 875,000 934,766
JFK NTO LLC , Revenue , 2023 , AG Insured , 5.5% , 6/30/42 ................... 1,750,000 1,863,472
JFK NTO LLC , Revenue , 2023 , 6% , 6/30/54 .............................. 15,660,000 16,285,611
JFK NTO LLC , Revenue , 2025 , 6% , 6/30/40 .............................. 1,200,000 1,369,053
JFK NTO LLC , Revenue , 2025 , 6% , 6/30/41 .............................. 1,350,000 1,532,797
b
Oneida Indian Nation of New York ,
Revenue , 144A, 2024 A , 8% , 9/01/40 ................................... 2,875,000 2,921,717
Revenue , 144A, 2024 B , 6% , 9/01/43 ................................... 1,700,000 1,838,399
Port Authority of New York & New Jersey ,
Revenue , 197th , Refunding , 5% , 11/15/35 ............................... 5,000,000 5,065,202
d
Revenue , 218th , 5% , 11/01/49 ........................................ 1,535,000 1,561,067
Revenue , 236th , 5% , 1/15/37 ......................................... 1,000,000 1,103,880
Suffolk Regional Off-Track Betting Corp. , Revenue , 2024 , 5.75% , 12/01/44 ........ 1,000,000 1,026,228
213,934,930
North Carolina 0.1%
North Carolina Capital Facilities Finance Agency , Campbell University, Inc. , Revenue ,
2021 A , Refunding , 5% , 10/01/26 ...................................... 1,250,000 1,263,964
North Carolina Medical Care Commission ,
Lutheran Services for the Aging, Inc. Obligated Group , Revenue , 2021 C , Refunding ,
5% , 3/01/26 .................................................... 440,000 440,596
Lutheran Services for the Aging, Inc. Obligated Group , Revenue , 2021 C , Refunding ,
5% , 3/01/27 .................................................... 460,000 468,697
Lutheran Services for the Aging, Inc. Obligated Group , Revenue , 2021 C , Refunding ,
5% , 3/01/28 .................................................... 365,000 378,061
Lutheran Services for the Aging, Inc. Obligated Group , Revenue , 2021 C , Refunding ,
4% , 3/01/29 .................................................... 755,000 772,843
3,324,161
North Dakota 0.4%
Cass County Joint Water Resource District , Revenue , 2024 A , Refunding , 3.45% ,
4/01/27 ......................................................... 8,000,000 8,002,591
City of Horace , GO , 2024 B , Refunding , 4.85% , 8/01/26 ...................... 750,000 750,361
8,752,952
Ohio 3.6%
Cleveland-Cuyahoga County Port Authority ,
Playhouse Square Foundation , Revenue , 2018 , Refunding , 5% , 12/01/33 ........ 3,460,000 3,548,180
Playhouse Square Foundation , Revenue , 2018 , Refunding , 5.25% , 12/01/38 ..... 500,000 510,069
Columbus Metropolitan Housing Authority ,
Revenue , 2024 , 4% , 6/01/34 ......................................... 1,400,000 1,419,893
Revenue , 2024 , 5% , 6/01/34 ......................................... 3,325,000 3,557,744
Revenue , 2025 C , 4% , 11/01/35 ....................................... 3,080,000 3,074,165
Revenue , 2025 C , 5% , 11/01/35 ....................................... 2,000,000 2,145,482
Revenue , 2025 D , 4% , 11/01/35 ....................................... 10,000,000 9,981,054

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Columbus Metropolitan Housing Authority, (continued)
Revenue , 2025 D , 5% , 11/01/35 ....................................... $ 4,500,000 $ 4,827,334
Revenue , 2025 F , 4% , 12/01/35 ....................................... 6,385,000 6,360,677
CMHA Country Ridge LLC , Revenue , 2024 , 4.375% , 12/01/41 ................ 1,905,000 1,912,252
Columbus-Franklin County Finance Authority , Revenue , 2025 A , FNMA Insured ,
5.125% , 1/01/44 ................................................... 4,800,000 5,130,227
County of Allen , Hospital Facilities, Bon Secours Mercy Health, Inc. , Revenue , 2015 A ,
Refunding , 4% , 11/01/44 ............................................ 2,700,000 2,442,213
County of Franklin , Friendship Village of Dublin Obligated Group , Revenue , 2014 ,
Refunding , 5% , 11/15/34 ............................................ 700,000 700,457
County of Hamilton , Life Enriching Communities Obligated Group , Revenue , 2016 ,
Refunding , 5% , 1/01/36 ............................................. 3,055,000 3,057,580
County of Scioto , Southern Ohio Medical Center Obligated Group , Revenue , 2016 ,
Refunding , 5% , 2/15/33 ............................................. 500,000 500,516
Dayton-Montgomery County Port Authority , Dayton Regional STEM Schools, Inc. ,
Revenue , 2024 , 5% , 12/01/44 ........................................ 500,000 506,920
Ohio Air Quality Development Authority ,
a
Duke Energy Corp. , Revenue , 2022 A , Refunding , Mandatory Put , 4.25% , 6/01/27 . 6,955,000 7,067,556
a
Duke Energy Corp. , Revenue , 2022 B , Refunding , Mandatory Put , 4% , 6/01/27 ... 3,250,000 3,304,866
b
Pratt Paper OH LLC , Revenue , 144A, 2017 , 4.25% , 1/15/38 .................. 11,780,000 11,833,600
Ohio Higher Educational Facility Commission ,
Cleveland Institute of Art (The) , Revenue , 2018 , 5% , 12/01/28 ................ 720,000 725,990
Cleveland Institute of Art (The) , Revenue , 2018 , 5% , 12/01/33 ................ 1,570,000 1,579,928
Cleveland Institute of Music (The) , Revenue , 2022 , 5% , 12/01/32 .............. 600,000 638,119
John Carroll University , Revenue , 2020 , 5% , 10/01/28 ...................... 370,000 383,354
Port of Greater Cincinnati Development Authority ,
Revenue , 2024 C , Refunding , AG Insured , 5.25% , 12/01/48 .................. 400,000 418,748
Revenue , 2024 C , Refunding , AG Insured , 5.25% , 12/01/53 .................. 525,000 546,076
Revenue, Senior Lien , 2024 A , Refunding , 5% , 12/01/48 .................... 825,000 858,698
Revenue, Senior Lien , 2024 A , Refunding , 5% , 12/01/53 .................... 800,000 824,011
State of Ohio ,
Premier Health Partners Obligated Group , Revenue , 2020 , Refunding , 5% , 11/15/26 285,000 288,973
Premier Health Partners Obligated Group , Revenue , 2020 , Refunding , 5% , 11/15/27 240,000 247,283
Summit County Development Finance Authority , PRG - Akron Properties LLC ,
Revenue , 2025 A , BAM Insured , 5% , 7/01/45 ............................. 1,940,000 2,004,492
West Central Ohio Port Authority ,
Global Impact STEM Academy , Revenue , 2025 A , 5% , 12/01/40 ............... 725,000 756,387
Global Impact STEM Academy , Revenue , 2025 A , 5% , 12/01/45 ............... 660,000 653,308
81,806,152
Oregon 0.2%
City of Keizer , Special Assessment , 2008 , 5.2% , 6/01/31 ...................... 120,000 120,174
Port of Portland ,
Airport , Revenue , 24 B , 5% , 7/01/33 .................................... 2,000,000 2,032,332
Airport , Revenue , 25 B , 5% , 7/01/39 .................................... 1,350,000 1,404,874
3,557,380
Others 0.4%
c
FHLMC, Multi-family ML Pass-Through Certificates , Revenue , FRN , 2024-ML25 , ACA ,
3.427% , 11/25/38 .................................................. 4,335,320 4,120,228
FHLMC, Multi-family VRD Certificates ,
b
144A, 2019-ML48 , A , 3.15% , 1/15/36 ................................... 2,970,000 2,784,033
2022-ML68 , A , 3.15% , 10/15/36 ....................................... 1,245,000 1,138,487
8,042,748

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania 2.9%
Allegheny County Airport Authority ,
Revenue , 2021 A , 5% , 1/01/34 ........................................ $ 2,330,000 $ 2,510,052
Revenue , 2021 A , 5% , 1/01/35 ........................................ 8,155,000 8,751,415
Revenue , 2023 A , AG Insured , 5.5% , 1/01/41 ............................. 1,000,000 1,103,678
Revenue , 2023 A , AG Insured , 5.5% , 1/01/42 ............................. 1,000,000 1,093,009
Revenue , 2023 A , AG Insured , 5.5% , 1/01/43 ............................. 1,500,000 1,625,030
b
Allentown Neighborhood Improvement Zone Development Authority ,
Revenue , 144A, 2025 , 5.5% , 5/01/32 ................................... 1,000,000 1,086,842
Revenue , 144A, 2025 , 6% , 5/01/42 .................................... 1,400,000 1,536,723
Chester County Industrial Development Authority ,
Avon Grove Charter School , Revenue , 2024 , 5% , 3/01/27 ................... 3,600,000 3,630,064
University Student Housing LLC , Revenue , 2013 A , 5% , 8/01/45 ............... 750,000 706,789
Crawford County Industrial Development Authority ,
Allegheny College , Revenue , 2016 , Refunding , 5% , 5/01/28 .................. 1,370,000 1,375,782
Allegheny College , Revenue , 2016 , Refunding , 5% , 5/01/29 .................. 1,440,000 1,445,914
Allegheny College , Revenue , 2016 , Refunding , 5% , 5/01/30 .................. 1,510,000 1,516,000
Allegheny College , Revenue , 2016 , Refunding , 5% , 5/01/31 .................. 1,465,000 1,470,510
Dallas Area Municipal Authority , Misericordia University , Revenue , 2014 , Refunding ,
5% , 5/01/29 ...................................................... 245,000 245,085
Lancaster Industrial Development Authority , Landis Homes Obligated Group , Revenue ,
2021 , Refunding , 4% , 7/01/46 ........................................ 675,000 585,304
Lehigh County Industrial Development Authority , Seven Generations Charter School ,
Revenue , 2021 A , 4% , 5/01/41 ........................................ 1,775,000 1,566,898
Pennsylvania Economic Development Financing Authority ,
Commonwealth of Pennsylvania Motor License Fund , Revenue , 2022 , 5.25% ,
6/30/35 ........................................................ 2,030,000 2,264,072
Commonwealth of Pennsylvania Motor License Fund , Revenue , 2022 , 5.25% ,
6/30/36 ........................................................ 1,650,000 1,826,209
PA Bridges Finco LP , Revenue , 2015 , 5% , 12/31/34 ........................ 16,800,000 16,871,414
Philadelphia Water Department , Revenue , 2020 , Refunding , 4% , 1/01/29 ........ 725,000 743,175
Philadelphia Water Department , Revenue , 2020 , Refunding , 4% , 1/01/30 ........ 115,000 118,834
Philadelphia Water Department , Revenue , 2020 , Refunding , 4% , 1/01/31 ........ 165,000 171,430
Philadelphia Water Department , Revenue , 2020 , Refunding , 4% , 1/01/32 ........ 540,000 563,082
Pennsylvania Higher Educational Facilities Authority ,
Drexel University , Revenue , 2017 , Refunding , 5% , 5/01/30 ................... 795,000 815,139
Drexel University , Revenue , 2017 , Refunding , 5% , 5/01/31 ................... 705,000 721,924
Pennsylvania Housing Finance Agency , Baldwin Housing LP , Revenue , 2025 , FNMA
Insured , 4.6% , 11/01/42 ............................................. 9,860,000 10,248,263
Philadelphia Authority for Industrial Development ,
MaST Community Charter School II , Revenue , 2020 A , 5% , 8/01/40 ............ 935,000 953,464
b,f
University of the Arts (The) , Revenue , 144A, 2017 , 4.5% , 3/15/29 .............. 504,017 100,803
b,f
University of the Arts (The) , Revenue , 144A, 2017 , 5% , 3/15/45 ............... 1,705,902 341,181
Southeastern Pennsylvania Transportation Authority , Revenue , 2022 , 5.25% , 6/01/40 1,250,000 1,385,709
67,373,794
Rhode Island 0.2%
Rhode Island Health and Educational Building Corp. ,
Lifespan Corp. Obligated Group , Revenue , 2016 , Refunding , 5% , 5/15/33 ....... 365,000 366,084
PRG - RI Properties LLC , Revenue , 2025 A , AG Insured , 5% , 7/01/38 .......... 350,000 380,177
PRG - RI Properties LLC , Revenue , 2025 A , AG Insured , 5% , 7/01/39 .......... 400,000 431,431
PRG - RI Properties LLC , Revenue , 2025 A , AG Insured , 5% , 7/01/40 .......... 350,000 373,268
PRG - RI Properties LLC , Revenue , 2025 A , AG Insured , 5% , 7/01/45 .......... 3,000,000 3,062,863
Tobacco Settlement Financing Corp. , Revenue , 2015 B , Refunding , 5% , 6/01/50 .... 1,000,000 988,828
5,602,651

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
South Carolina 2.8%
b
City of Goose Creek , Carnes Crossroads Improvement District , Special Assessment ,
144A, 2025 , 5.5% , 10/01/55 .......................................... $ 1,425,000 $ 1,430,121
South Carolina Jobs-Economic Development Authority ,
a
Revenue , 2025 , Mandatory Put , 4% , 3/01/35 ............................. 5,000,000 5,163,350
Beaufort Memorial Hospital Obligated Group , Revenue , 2024 , 5% , 11/15/27 ...... 250,000 257,192
Beaufort Memorial Hospital Obligated Group , Revenue , 2024 , 5% , 11/15/28 ...... 250,000 260,776
Beaufort Memorial Hospital Obligated Group , Revenue , 2024 , 5% , 11/15/29 ...... 200,000 211,140
Beaufort Memorial Hospital Obligated Group , Revenue , 2024 , 5% , 11/15/30 ...... 225,000 239,719
Beaufort Memorial Hospital Obligated Group , Revenue , 2024 , 5% , 11/15/31 ...... 250,000 268,630
Beaufort Memorial Hospital Obligated Group , Revenue , 2024 , 5.25% , 11/15/39 ... 800,000 851,008
Bishop Gadsden Episcopal Retirement Community Obligated Group , Revenue , 2025 ,
5% , 4/01/41 .................................................... 1,095,000 1,150,022
Bon Secours Mercy Health, Inc. , Revenue , 2020 A , Refunding , 4% , 12/01/44 ..... 5,000,000 4,611,973
Bon Secours Mercy Health, Inc. , Revenue , 2025 A , 5.25% , 11/01/44 ............ 3,300,000 3,584,618
Novant Health Obligated Group , Revenue , 2024 A , 5.25% , 11/01/44 ............ 10,000,000 10,781,886
Novant Health Obligated Group , Revenue , 2024 A , 5.5% , 11/01/45 ............. 6,000,000 6,536,812
Novant Health Obligated Group , Revenue , 2024 A , 5.5% , 11/01/46 ............. 10,500,000 11,327,496
South Carolina Public Service Authority ,
Revenue , 2016 A , Refunding , 5% , 12/01/37 .............................. 3,435,000 3,455,132
Revenue , 2016 B , Refunding , 5% , 12/01/37 .............................. 500,000 507,374
Revenue , 2025 A , 5% , 12/01/44 ....................................... 3,750,000 3,997,555
Revenue , 2025 A , 5% , 12/01/46 ....................................... 2,000,000 2,083,479
Revenue , 2025 B , Refunding , 5% , 12/01/44 .............................. 1,500,000 1,599,022
Revenue , 2025 B , Refunding , 5% , 12/01/46 .............................. 1,000,000 1,041,739
Revenue , 2025 B , Refunding , 5% , 12/01/48 .............................. 2,500,000 2,579,762
South Carolina Transportation Infrastructure Bank , Revenue , 2016 A , Refunding , 3% ,
10/01/36 ........................................................ 1,740,000 1,664,471
63,603,277
Tennessee 1.6%
Knox County Health Educational & Housing Facility Board ,
Revenue , 2024 B-1 , BAM Insured , 5% , 7/01/44 ........................... 2,200,000 2,285,594
Provident Group - UTK Properties LLC , Revenue , 2024 A-1 , BAM Insured , 5% ,
7/01/39 ........................................................ 450,000 488,524
Provident Group - UTK Properties LLC , Revenue , 2024 A-1 , BAM Insured , 5% ,
7/01/42 ........................................................ 1,100,000 1,164,942
Provident Group - UTK Properties LLC , Revenue , 2024 A-1 , BAM Insured , 5% ,
7/01/43 ........................................................ 550,000 576,960
Village at Inskip LP , Revenue , 2023 A , FNMA Insured , 4.625% , 12/01/43 ........ 1,850,000 1,908,991
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board ,
Trevecca Nazarene University , Revenue , 2019 , Refunding , 5% , 10/01/34 ........ 450,000 463,015
Trevecca Nazarene University , Revenue , 2019 , Refunding , 5% , 10/01/48 ........ 705,000 660,010
Metropolitan Nashville Airport Authority (The) ,
Revenue , 2019 B , 5% , 7/01/33 ........................................ 1,000,000 1,073,604
Revenue , 2022 B , 5.5% , 7/01/36 ...................................... 650,000 735,381
Revenue , 2022 B , 5.5% , 7/01/37 ...................................... 875,000 983,514
a
Tennergy Corp. , Revenue , 2021 A , Mandatory Put , 4% , 9/01/28 ................. 13,175,000 13,424,590
a
Tennessee Energy Acquisition Corp. , Revenue , 2021 A , Mandatory Put , 5% , 11/01/31 12,865,000 13,817,161
37,582,286
Texas 12.7%
Arlington Higher Education Finance Corp. ,
b
BASIS Texas Charter Schools, Inc. , Revenue , 144A, 2024 , 4.125% , 6/15/34 ...... 770,000 771,474
b
BASIS Texas Charter Schools, Inc. , Revenue , 144A, 2024 , 4.25% , 6/15/39 ....... 1,075,000 1,049,256
b
BASIS Texas Charter Schools, Inc. , Revenue , 144A, 2024 , 4.5% , 6/15/44 ........ 1,330,000 1,230,955

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Arlington Higher Education Finance Corp., (continued)
b
BASIS Texas Charter Schools, Inc. , Revenue , 144A, 2024 , 4.75% , 6/15/49 ....... $ 2,700,000 $ 2,454,586
b
BASIS Texas Charter Schools, Inc. , Revenue , 144A, 2025 , Refunding , 5.625% ,
6/15/45 ........................................................ 1,000,000 1,021,441
b
Magellan School (The) , Revenue , 144A, 2022 , 5.5% , 6/01/32 ................. 1,245,000 1,303,009
Uplift Education , Revenue , 2017 A , Refunding , PSF Guaranty , 4% , 12/01/32 ..... 375,000 380,008
Austin Community College District , GO , 2021 , 3% , 8/01/35 .................... 1,350,000 1,337,889
Austin-Bergstrom Landhost Enterprises, Inc. ,
Revenue , 2017 , Refunding , 5% , 10/01/33 ................................ 400,000 409,973
Revenue , 2017 , Refunding , 5% , 10/01/36 ................................ 1,485,000 1,513,761
b
Beaumont Housing Authority , Revenue, Senior Lien , 144A, 2025 A , 6.5% , 7/01/55 ... 4,325,000 4,280,973
b
City of Alvarado ,
Lone Oak Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2025 , 4.5% , 9/01/32 ......................................... 143,000 146,320
Lone Oak Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2025 , 6% , 9/01/54 ........................................... 604,000 616,872
City of Anna ,
b
Crystal Park Public Improvement District No. 2 Improvement Area No. 1 , Special
Assessment , 144A, 2025 , 5.5% , 9/15/45 ............................... 699,000 694,754
Woods at Lindsey Place (The) Public Improvement District Improvement Area No.
2-3 , Special Assessment , 2025 , 5.2% , 9/15/45 .......................... 675,000 677,038
b
City of Balch Springs , Public Improvement District No. 1 , Special Assessment , 144A,
2025 , 5.875% , 9/15/54 .............................................. 695,000 712,734
b
City of Bastrop , Valverde Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2025 , 5.625% , 9/01/55 ............................... 898,000 903,186
b
City of Boyd , Special Assessment , 144A, 2025 , 5.875% , 9/15/55 ................ 242,000 248,322
b
City of Crandall , River Ridge Public Improvement District Improvement Area No. 2 ,
Special Assessment , 144A, 2025 , 4.5% , 9/15/35 .......................... 425,000 434,505
b
City of Dayton , Special Assessment , 144A, 2025 , 5.25% , 9/01/45 ............... 1,741,000 1,739,789
City of Dripping Springs , Special Assessment , 2025 , 4.25% , 9/01/35 ............. 315,000 317,686
b
City of Ennis ,
Special Assessment , 144A, 2025 , 4.125% , 9/15/35 ......................... 702,000 705,084
Special Assessment , 144A, 2025 , 5.25% , 9/15/45 ......................... 500,000 496,302
City of Galveston ,
Wharves & Terminal , Revenue, First Lien , 2024 A , 5.25% , 8/01/37 ............. 1,250,000 1,360,922
Wharves & Terminal , Revenue, First Lien , 2024 A , 5.25% , 8/01/38 ............. 1,650,000 1,786,455
Wharves & Terminal , Revenue, First Lien , 2024 B , 5.25% , 8/01/43 ............. 400,000 426,179
Wharves & Terminal , Revenue, First Lien , 2024 B , 5.25% , 8/01/44 ............. 500,000 528,882
City of Houston , Airport System , Revenue, Sub. Lien , 2020 A , Refunding , 4% , 7/01/35 1,500,000 1,525,132
City of Houston Airport System , United Airlines, Inc. , Revenue , 2024 B , 5.25% , 7/15/33 4,000,000 4,334,617
City of Lavon ,
b
Special Assessment , 144A, 2025 , 5.75% , 9/15/45 ......................... 800,000 824,770
Elevon Public Improvement District Improvement Area No. 3-5 , Special Assessment ,
2025 , 5.375% , 9/15/45 ............................................ 1,000,000 998,057
b
City of Manor , EntradenGlen Public Improvement District Improvement Area No. 1 ,
Special Assessment , 144A, 2025 , 7% , 9/15/55 ............................ 1,125,000 1,179,382
City of Mesquite ,
Solterra Public Improvement District Improvement Area C-4 , Special Assessment ,
2025 , 4.25% , 9/01/35 ............................................. 1,000,000 1,007,069
Solterra Public Improvement District Improvement Area C-4 , Special Assessment ,
2025 , 5.25% , 9/01/45 ............................................. 570,000 564,790
City of Princeton ,
b
Eastridge Public Improvement District Improvement Area No. 4 , Special Assessment ,
144A, 2025 , 4.6% , 9/01/35 ......................................... 300,000 311,584

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of Princeton, (continued)
b
Eastridge Public Improvement District Improvement Area No. 4 , Special Assessment ,
144A, 2025 , 5.375% , 9/01/45 ....................................... $ 503,000 $ 506,387
b
Eastridge Public Improvement District Improvement Area No. 4 , Special Assessment ,
144A, 2025 , 5.625% , 9/01/55 ....................................... 925,000 924,309
b
Eastridge Public Improvement District Improvement Area No. 5 , Special Assessment ,
144A, 2025 , 5.25% , 9/01/45 ........................................ 1,000,000 1,000,242
b
Southridge Public Improvement District Improvement Area No. 3 , Special
Assessment , 144A, 2025 , 6% , 9/01/55 ................................ 801,000 819,047
b
Westridge Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2025 , 5.625% , 9/01/55 ....................................... 565,000 565,838
b
Winchester Crossing Public Improvement District No. 3 , Special Assessment , 144A,
2024 , 5.125% , 9/01/44 ............................................ 500,000 492,961
b
Windmore Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2025 , 6% , 9/01/55 ................................ 843,000 859,916
Windmore Public Improvement District Improvement Area No. 3 , Special
Assessment , 2025 , 5.25% , 9/01/45 ................................... 851,000 851,206
City of San Antonio ,
GO , 2024 , 5% , 2/01/43 ............................................. 2,500,000 2,722,600
GO , 2024 , 5% , 2/01/44 ............................................. 3,500,000 3,774,439
Electric & Gas Systems , Revenue , 2023 A , Refunding , 5.25% , 2/01/42 .......... 9,155,000 10,162,732
Electric & Gas Systems , Revenue , 2023 A , Refunding , 5.5% , 2/01/50 ........... 5,000,000 5,375,688
Electric & Gas Systems , Revenue , 2024 D , Refunding , 5% , 2/01/42 ............ 7,750,000 8,581,384
Electric & Gas Systems , Revenue , 2024 E , Refunding , 5% , 2/01/44 ............ 5,080,000 5,512,079
b
City of Uhland , Anderson Park Public Improvement District Area No. 1 , Special
Assessment , 144A, 2024 , 5.125% , 9/01/44 ............................... 500,000 496,480
b
City of Wharton , Special Assessment , 144A, 2025 , 5.75% , 9/15/45 .............. 640,000 655,377
Clifton Higher Education Finance Corp. ,
Braination, Inc. , Revenue , 2024 , PSF Guaranty , 5.25% , 8/15/44 ............... 750,000 796,840
Braination, Inc. , Revenue , 2024 , PSF Guaranty , 5.25% , 8/15/49 ............... 2,000,000 2,078,686
International Leadership of Texas, Inc. , Revenue , 2021 , PSF Guaranty , 3% , 8/15/39 1,560,000 1,427,623
International Leadership of Texas, Inc. , Revenue , 2024 A , Refunding , PSF Guaranty ,
5% , 8/15/37 .................................................... 1,000,000 1,097,955
International Leadership of Texas, Inc. , Revenue , 2024 A , Refunding , PSF Guaranty ,
5% , 8/15/38 .................................................... 900,000 983,273
International Leadership of Texas, Inc. , Revenue , 2024 A , Refunding , PSF Guaranty ,
5% , 8/15/39 .................................................... 1,000,000 1,086,009
International Leadership of Texas, Inc. , Revenue , 2025 A , Refunding , PSF Guaranty ,
4.375% , 2/15/42 ................................................. 3,300,000 3,380,472
International Leadership of Texas, Inc. , Revenue , 2025 A , Refunding , PSF Guaranty ,
5.25% , 2/15/43 .................................................. 3,875,000 4,174,828
International Leadership of Texas, Inc. , Revenue , 2025 A , Refunding , PSF Guaranty ,
5.25% , 2/15/45 .................................................. 4,225,000 4,484,260
YES Prep Public Schools, Inc. , Revenue , 2023 , PSF Guaranty , 5% , 4/01/36 ...... 560,000 613,229
YES Prep Public Schools, Inc. , Revenue , 2023 , PSF Guaranty , 5% , 4/01/38 ...... 265,000 287,447
YES Prep Public Schools, Inc. , Revenue , 2023 , PSF Guaranty , 4% , 4/01/43 ...... 1,650,000 1,604,806
b
County of Denton , Green Meadows Public Improvement District Improvement Area No.
1 , Special Assessment , 144A, 2025 , 5.375% , 12/31/45 ...................... 1,660,000 1,714,984
Dallas Fort Worth International Airport ,
Revenue , 2025 A-1 , Refunding , 5.25% , 11/01/42 .......................... 17,440,000 19,143,989
Revenue , 2025 A-1 , Refunding , 5.25% , 11/01/43 .......................... 4,000,000 4,337,320
Revenue , 2025 A-1 , Refunding , 5.25% , 11/01/44 .......................... 5,450,000 5,848,788
Revenue , 2025 A-1 , Refunding , 5.25% , 11/01/45 .......................... 7,885,000 8,371,921
Danbury Higher Education Authority, Inc. , Ser-Ninos, Inc. , Revenue , 2020 A ,
Refunding , PSF Guaranty , 4% , 8/15/41 ................................. 2,080,000 2,110,857

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Fort Bend Grand Parkway Toll Road Authority ,
Revenue, Sub. Lien , 2021 , 3% , 3/01/38 ................................. $ 1,205,000 $ 1,134,250
Revenue, Sub. Lien , 2021 , 3% , 3/01/39 ................................. 1,245,000 1,152,451
a
Fort Bend Independent School District , GO , 2021 B , Refunding , PSF Guaranty ,
Mandatory Put , 0.72% , 8/01/26 ....................................... 795,000 784,345
FW Chaparral PFC , Revenue , 2025 , 4% , 10/01/35 .......................... 6,250,000 6,271,763
Harris County Cultural Education Facilities Finance Corp. ,
YMCA of the Greater Houston Area , Revenue , 2013 A , Refunding , 5% , 6/01/33 ... 520,000 507,646
YMCA of the Greater Houston Area , Revenue , 2013 A , Refunding , 5% , 6/01/38 ... 500,000 459,585
a
Harris County Industrial Development Corp. , Energy Transfer LP , Revenue , 2023 ,
Refunding , Mandatory Put , 4.05% , 6/01/33 ............................... 2,500,000 2,584,509
a
Houston Housing Finance Corp. , Summerdale Apartments LP , Revenue , 2023 ,
Mandatory Put , 5% , 8/01/26 .......................................... 3,000,000 3,014,194
Hutto Independent School District , GO , 2023 , PSF Guaranty , 5% , 8/01/42 ......... 1,000,000 1,087,426
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 5% , 9/01/26 125,000 126,093
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 5% , 9/01/28 150,000 155,739
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 5% , 9/01/29 175,000 184,142
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 5% , 9/01/30 200,000 212,820
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 5% , 9/01/31 200,000 214,570
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 4% , 9/01/32 150,000 152,399
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 4% , 9/01/33 150,000 151,794
Lewisville Independent School District , GO , 2019 , PSF Guaranty , 3% , 8/15/39 ...... 1,000,000 917,685
Lower Colorado River Authority , Revenue , 2022 , Refunding , AG Insured , 4% , 5/15/40 5,000,000 5,083,397
Mansfield Independent School District , GO , 2025 , PSF Guaranty , 5% , 2/15/43 ...... 1,900,000 2,065,026
Melissa Independent School District ,
GO , 2024 , PSF Guaranty , 5% , 2/01/41 .................................. 500,000 552,330
GO , 2024 , PSF Guaranty , 5% , 2/01/42 .................................. 750,000 819,422
GO , 2024 , PSF Guaranty , 5% , 2/01/43 .................................. 750,000 810,149
GO , 2024 , PSF Guaranty , 5% , 2/01/44 .................................. 500,000 534,620
New Caney Independent School District , GO , 2023 , Refunding , PSF Guaranty , 5% ,
2/15/48 ......................................................... 18,000,000 18,807,604
New Hope Cultural Education Facilities Finance Corp. ,
CHF-Collegiate Housing College Station I LLC , Revenue , 2014 A , 5% , 4/01/29 .... 1,795,000 1,795,656
CHF-Collegiate Housing Denton LLC , Revenue , 2018 B-1 , AG Insured , 5% , 7/01/38 860,000 874,919
North Texas Tollway Authority ,
Revenue, First Tier , 2024 A , Refunding , 5% , 1/01/43 ....................... 625,000 682,857
Revenue, First Tier , 2024 A , Refunding , 5.25% , 1/01/44 ..................... 2,500,000 2,753,031
Revenue, First Tier , 2024 A , Refunding , 5% , 1/01/45 ....................... 3,125,000 3,343,896
Princeton Independent School District , GO , 2023 , PSF Guaranty , 5% , 2/15/40 ...... 1,000,000 1,097,164
Red Oak Independent School District ,
GO , 2023 , PSF Guaranty , 5% , 2/15/42 .................................. 2,685,000 2,911,374
GO , 2023 , PSF Guaranty , 5% , 2/15/43 .................................. 1,980,000 2,127,772
Royse City Independent School District ,
GO , 2023 , PSF Guaranty , 5% , 2/15/41 .................................. 1,000,000 1,089,651
GO , 2023 , PSF Guaranty , 5% , 2/15/42 .................................. 1,450,000 1,565,144
GO , 2023 , PSF Guaranty , 5% , 2/15/43 .................................. 1,000,000 1,070,316
San Antonio Housing Trust Public Facility Corp. , Brooks Family Apartments LP ,
Revenue , 2024 A , FNMA Insured , 4.55% , 3/01/43 ......................... 7,350,000 7,519,737
State of Texas , GO , 2017 , 3% , 8/01/34 ................................... 2,255,000 2,171,760
Tarrant County Cultural Education Facilities Finance Corp. ,
Buckner Retirement Services, Inc. Obligated Group , Revenue , 2016 A , Refunding ,
5% , 11/15/37 ................................................... 1,980,000 1,993,421
Buckner Retirement Services, Inc. Obligated Group , Revenue , 2017 , Refunding , 5% ,
11/15/37 ....................................................... 2,360,000 2,395,802

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Tarrant County Cultural Education Facilities Finance Corp., (continued)
Texas Health Resources Obligated Group , Revenue , 2016 A , Refunding , 5% , 2/15/41 $ 7,445,000 $ 7,499,363
b
Texas Community Housing & Economic Development Corp. , Agape Helotes, Inc. ,
Revenue, Senior Lien , 144A, 2025 A-1 , 6.25% , 1/01/65 ..................... 4,250,000 3,961,851
Texas Department of Housing & Community Affairs , THF Oaks on Lamar LP , Revenue ,
2018 , FNMA Insured , 3.55% , 9/01/34 ................................... 2,710,401 2,726,217
a
Texas Municipal Gas Acquisition & Supply Corp. IV , Revenue , 2023 B , Mandatory Put ,
5.5% , 1/01/34 .................................................... 8,000,000 9,012,342
a
Texas State Affordable Housing Corp. , FC Juniper Creek Housing LP , Revenue , 2023 ,
Mandatory Put , 3.75% , 7/01/26 ....................................... 2,550,000 2,559,570
d
Texas Transportation Finance Corp. , Revenue , 2025 A , Refunding , 5.5% , 10/01/55 .. 30,000,000 32,501,739
Tomball Independent School District , GO , 2025 , PSF Guaranty , 5% , 2/15/40 ....... 2,100,000 2,355,407
b
Town of Providence Village , Foree Ranch Public Improvement District Improvement
Area No. 2 , Special Assessment , 144A, 2025 , 4.5% , 9/01/35 ................. 413,000 417,114
Town of Trophy Club ,
Public Improvement District No. 1 , Special Assessment , 2025 , Refunding , 5% ,
9/01/30 ........................................................ 264,000 280,933
Public Improvement District No. 1 , Special Assessment , 2025 , Refunding , 5% ,
9/01/32 ........................................................ 250,000 270,473
Uptown Development Authority , City of Houston Reinvestment Zone No. 16 , Tax
Allocation , 2021 , Refunding , 3% , 9/01/38 ................................ 1,785,000 1,508,106
Westpointe Special Improvement District ,
GO , 2025 , AG Insured , 5% , 8/15/40 .................................... 650,000 692,772
GO , 2025 , AG Insured , 5% , 8/15/45 .................................... 700,000 723,002
290,823,076
Utah 1.2%
City of Salt Lake City , Airport , Revenue , 2023 A , 5.25% , 7/01/40 ................ 8,160,000 8,951,320
Downtown Revitalization Public Infrastructure District ,
City of Salt Lake City Revitalization Sales Tax , Revenue, Second Lien , 2025 B , AG
Insured , 5.25% , 6/01/42 ........................................... 1,000,000 1,115,404
City of Salt Lake City Revitalization Sales Tax , Revenue, Second Lien , 2025 B , AG
Insured , 5.25% , 6/01/44 ........................................... 1,165,000 1,271,695
City of Salt Lake City Revitalization Sales Tax , Revenue, Second Lien , 2025 B , AG
Insured , 5.25% , 6/01/45 ........................................... 1,000,000 1,080,541
b
MIDA Mountain Village Public Infrastructure District , Military Recreation Facilities
Project Area , Tax Allocation , 144A, 2024-2 , 5.5% , 6/15/39 ................... 1,000,000 1,034,418
Utah Charter School Finance Authority , Utah Charter Academies , Revenue , 2018 , UT
CSCE Insured , 5% , 10/15/30 ......................................... 575,000 593,454
Utah Infrastructure Agency ,
Revenue , 2017 A , Refunding , 5% , 10/15/32 .............................. 2,165,000 2,214,570
Revenue , 2017 A , Refunding , 5% , 10/15/34 .............................. 1,380,000 1,407,433
Revenue , 2019 , 5% , 10/15/27 ........................................ 1,000,000 1,029,538
Revenue , 2019 , 5% , 10/15/29 ........................................ 1,300,000 1,379,190
Revenue , 2021 , 3% , 10/15/26 ........................................ 500,000 499,101
Revenue , 2021 , 4% , 10/15/28 ........................................ 900,000 912,846
Revenue , 2021 , 4% , 10/15/29 ........................................ 600,000 610,527
Revenue , 2021 , 4% , 10/15/31 ........................................ 460,000 467,086
Revenue , 2021 , 4% , 10/15/36 ........................................ 400,000 396,193
Revenue , 2023 , 5.25% , 10/15/35 ...................................... 1,300,000 1,439,255
Revenue , 2023 , 5.625% , 10/15/38 ..................................... 1,000,000 1,104,684
Revenue , 2025 , 5.25% , 10/15/49 ...................................... 2,875,000 2,873,833
28,381,088

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Vermont 0.2%
Vermont Educational & Health Buildings Financing Agency ,
Champlain College, Inc. , Revenue , 2016 A , Refunding , 5% , 10/15/27 ........... $ 760,000 $ 754,195
Champlain College, Inc. , Revenue , 2016 A , Refunding , 5% , 10/15/28 ........... 1,875,000 1,852,943
Champlain College, Inc. , Revenue , 2016 A , Refunding , 5% , 10/15/29 ........... 900,000 885,638
Champlain College, Inc. , Revenue , 2016 A , Refunding , 5% , 10/15/30 ........... 500,000 489,519
3,982,295
Virgin Islands 0.1%
Matching Fund Special Purpose Securitization Corp. ,
United States Virgin Islands Federal Excise Tax , Revenue , 2022 A , Refunding , 5% ,
10/01/27 ....................................................... 515,000 526,945
United States Virgin Islands Federal Excise Tax , Revenue , 2022 A , Refunding , 5% ,
10/01/30 ....................................................... 1,000,000 1,051,538
1,578,483
Virginia 0.2%
Isle Wight County Industrial Development Authority ,
Riverside Healthcare Association Obligated Group , Revenue , 2023 , AG Insured , 5% ,
7/01/37 ........................................................ 500,000 561,929
Riverside Healthcare Association Obligated Group , Revenue , 2023 , AG Insured , 5% ,
7/01/38 ........................................................ 600,000 668,633
Riverside Healthcare Association Obligated Group , Revenue , 2023 , AG Insured ,
5.25% , 7/01/43 .................................................. 2,750,000 2,999,438
Virginia Small Business Financing Authority ,
National Senior Communities, Inc. Obligated Group , Revenue , 2020 A , Refunding ,
5% , 1/01/27 .................................................... 320,000 325,890
National Senior Communities, Inc. Obligated Group , Revenue , 2020 A , Refunding ,
5% , 1/01/29 .................................................... 590,000 623,640
5,179,530
Washington 2.2%
Grays Harbor County Public Hospital District No. 1 ,
Revenue , 2023 , Refunding , 5.75% , 12/01/27 ............................. 695,000 720,270
Revenue , 2023 , Refunding , 6.75% , 12/01/44 ............................. 6,420,000 7,144,821
King County Housing Authority ,
Revenue , 2008 , 5.5% , 5/01/38 ........................................ 2,500,000 2,505,219
Revenue , 2020 , Refunding , 3% , 6/01/40 ................................. 1,565,000 1,357,197
Revenue , 2025 , Refunding , 5% , 7/01/40 ................................. 540,000 572,936
Revenue , 2025 , Refunding , 5.375% , 7/01/45 ............................. 2,000,000 2,100,152
Port of Seattle , Revenue , 2022 B , Refunding , 5% , 8/01/40 ..................... 1,750,000 1,874,588
Skagit County Public Hospital District No. 1 ,
Revenue , 2024 , 5.5% , 12/01/38 ....................................... 885,000 976,962
Revenue , 2024 , 5.5% , 12/01/40 ....................................... 1,000,000 1,082,388
Revenue , 2024 , 5.5% , 12/01/41 ....................................... 775,000 828,192
Revenue , 2024 , 5.5% , 12/01/42 ....................................... 875,000 922,175
State of Washington ,
GO , 2021 C , 5% , 2/01/41 ............................................ 3,860,000 4,145,003
GO , 2024 A , 5% , 8/01/44 ............................................ 5,070,000 5,448,082
Washington Health Care Facilities Authority , CommonSpirit Health Obligated Group ,
Revenue , 2019 A-2 , Refunding , 5% , 8/01/44 ............................. 1,140,000 1,170,472
Washington State Housing Finance Commission ,
Revenue , 2021-1 , A , 3.5% , 12/20/35 ................................... 6,350,295 6,231,584
Revenue , 2023-1 , A , 3.375% , 4/20/37 .................................. 5,572,262 5,328,808
c
Revenue , FRN , 2024-1 , A , 4.084% , 3/20/40 .............................. 2,874,351 2,833,419

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Washington (continued)
Washington State Housing Finance Commission, (continued)
Eastside Retirement Association Obligated Group , Revenue , 2023 A , Refunding , 5% ,
7/01/38 ........................................................ $ 1,580,000 $ 1,678,074
b
Provident Group - SH II Properties LLC , Revenue , 144A, 2025 A , BAM Insured , 5% ,
7/01/45 ........................................................ 2,250,000 2,264,825
b
Seattle Academy of Arts & Sciences , Revenue , 144A, 2023 , Refunding , 5.125% ,
7/01/33 ........................................................ 735,000 796,810
b
Seattle Academy of Arts & Sciences , Revenue , 144A, 2023 , Refunding , 6.375% ,
7/01/63 ........................................................ 1,520,000 1,625,644
51,607,621
West Virginia 0.2%
West Virginia Hospital Finance Authority ,
Vandalia Health, Inc. Obligated Group , Revenue , 2023 B , Refunding , 5.75% , 9/01/41 2,180,000 2,418,065
Vandalia Health, Inc. Obligated Group , Revenue , 2023 B , Refunding , 5.75% , 9/01/43 3,000,000 3,260,064
5,678,129
Wisconsin 2.8%
Public Finance Authority ,
b
AMCP Franklin LLC , Revenue, Senior Lien , 144A, 2025 A-1 , 6.75% , 12/01/60 .... 4,085,000 4,159,579
Campus Real Estate Holding Corp. LLC , Revenue , 2025 A , Refunding , 5.25% ,
6/01/45 ........................................................ 260,000 262,932
b
CHF - Manoa LLC , Revenue, Senior Lien , 144A, 2023 A , 5.5% , 7/01/43 ......... 1,000,000 1,008,262
b
Dominium Holdings I LLC , Revenue , 144A, 2024-1 , B-1 , 6.81% , 4/28/36 ........ 2,850,000 2,952,243
a
Duke Energy Progress LLC , Revenue , 2022 A-2 , Refunding , Mandatory Put , 3.7% ,
10/01/30 ....................................................... 7,000,000 7,209,392
b
Foundation Academy Charter School A NJ Nonprofit Corp. , Revenue , 144A, 2024 ,
5% , 7/01/35 .................................................... 700,000 743,723
b
Foundation Academy Charter School A NJ Nonprofit Corp. , Revenue , 144A, 2024 ,
4.75% , 7/01/45 .................................................. 1,800,000 1,653,307
KSU Bixby Real Estate Foundation LLC , Revenue, Sub. Lien , 2025 B , 5% , 6/15/30 180,000 190,182
KSU Bixby Real Estate Foundation LLC , Revenue, Sub. Lien , 2025 B , 5.25% ,
6/15/35 ........................................................ 275,000 300,760
KSU Bixby Real Estate Foundation LLC , Revenue, Sub. Lien , 2025 B , 5.25% ,
6/15/45 ........................................................ 275,000 277,797
b
Mater Academy of Nevada , Revenue , 144A, 2024 A , 5% , 12/15/34 ............. 1,575,000 1,649,192
b
Methodist University, Inc. (The) , Revenue , 144A, 2021 , Refunding , 4% , 3/01/29 ... 1,780,000 1,734,265
NC A&T Real Estate Foundation LLC , Revenue , 2019 B , 5% , 6/01/27 ........... 880,000 897,463
NC A&T Real Estate Foundation LLC , Revenue , 2019 B , 5% , 6/01/28 ........... 655,000 677,224
b
North Carolina Leadership Charter Academy, Inc. , Revenue , 144A, 2019 A , 5% ,
6/15/49 ........................................................ 1,560,000 1,434,647
b
Roseman University of Health Sciences , Revenue , 144A, 2020 , 5% , 4/01/30 ..... 475,000 487,925
SR 400 Peach Partners LLC , Revenue, Senior Lien , 2025 , 6.5% , 6/30/60 ........ 4,695,000 5,187,056
b
UNC Charlotte Marriott Hotel & Conference Center , Revenue , 144A, 2021 A , 4% ,
9/01/41 ........................................................ 1,000,000 901,127
b
WFCS Holdings LLC , Revenue , 144A, 2020 A-1 , 4.5% , 1/01/35 ............... 1,035,000 1,029,631
Wisconsin Health & Educational Facilities Authority ,
Froedtert ThedaCare Health Obligated Group , Revenue , 2017 A , Refunding , 4% ,
4/01/39 ........................................................ 4,225,000 4,230,604
Froedtert ThedaCare Health Obligated Group , Revenue , 2022 A , Refunding , 4% ,
4/01/37 ........................................................ 3,930,000 4,038,297
Froedtert ThedaCare Health Obligated Group , Revenue , 2024 A , Refunding , 5% ,
4/01/43 ........................................................ 2,000,000 2,118,609
Froedtert ThedaCare Health Obligated Group , Revenue , 2024 A , Refunding , 5% ,
4/01/45 ........................................................ 2,500,000 2,594,552

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, (continued)
Milwaukee Regional Medical Center Utility & Infrastructure Obligated Group ,
Revenue , 2018 , Refunding , 5% , 4/01/44 ............................... $ 7,890,000 $ 8,000,730
Sanford Obligated Group , Revenue , 2024 A , 5.5% , 2/15/54 .................. 6,830,000 7,148,493
Wisconsin Housing & Economic Development Authority , Home Ownership , Revenue ,
2017 A , GNMA Insured , 2.69% , 7/01/47 ................................. 4,365,520 3,808,557
64,696,549
U.S. Territories 0.7%
District of Columbia 0.4%
District of Columbia ,
Ingleside Presbyterian Retirement Community Obligated Group , Revenue , 2017 A ,
5% , 7/01/37 .................................................... 1,200,000 1,211,854
Latin American Montessori Bilingual Public Charter School Obligated Group ,
Revenue , 2020 , Refunding , 4% , 6/01/30 ............................... 1,485,000 1,485,187
Metropolitan Washington Airports Authority ,
Aviation , Revenue , 2018 A , Refunding , 5% , 10/01/35 ....................... 3,000,000 3,123,516
Aviation , Revenue , 2019 A , Refunding , 5% , 10/01/31 ....................... 1,000,000 1,074,105
Dulles Toll Road , Revenue, Sub. Lien , 2019 B , Refunding , 4% , 10/01/44 ........ 660,000 615,495
d
Dulles Toll Road , Revenue, Sub. Lien , 2019 B , Refunding , 4% , 10/01/44 ........ 5,000 4,663
d
Dulles Toll Road , Revenue, Sub. Lien , 2019 B , Refunding , 4% , 10/01/53 ........ 660,000 565,738
8,080,558
Puerto Rico 0.3%
Commonwealth of Puerto Rico ,
GO , 2022 A-1 , 5.625% , 7/01/27 ....................................... 1,683,000 1,721,146
GO , 2022 A-1 , 4% , 7/01/33 .......................................... 2,400,000 2,427,257
GO , 2022 A-1 , 4% , 7/01/35 .......................................... 3,482,000 3,499,282
GO , 2022 A-1 , 4% , 7/01/41 .......................................... 100,000 93,996
7,741,681
Total U.S. Territories .................................................................... 15,822,239
Total Municipal Bonds (Cost $ 2,166,819,956 ) ...................................
2,211,295,627
a a a a
Short Term Investments 4.9%
Shares
a
Management Investment Companies 4.3%
g,h
Putnam Short Term Investment Fund , Class P , 3.863% ....................... 99,638,718 99,638,718
Total Management Investment Companies (Cost $ 99,638,718 ) ....................
99,638,718
Principal
Amount
Municipal Bonds 0.6%
Minnesota 0.2%
i
City of Rochester ,
Mayo Clinic , Revenue , 2008 B , SPA Northern Trust Co. (The) , Daily VRDN and Put ,
2.1% , 11/15/38 .................................................. 1,500,000 1,500,000
Mayo Clinic , Revenue , 2011 B , Refunding , Daily VRDN and Put , 2.35% , 11/15/38 .. 2,000,000 2,000,000
i
Minnesota Housing Finance Agency , Revenue , 2017 F , Refunding , GNMA Insured , SPA
Royal Bank of Canada , Daily VRDN and Put , 2.26% , 1/01/41 ................. 2,000,000 2,000,000
5,500,000

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
Mississippi 0.1%
i
Mississippi Business Finance Corp. , Chevron USA, Inc. , Revenue , 2007 B , Daily
VRDN and Put , 3.4% , 12/01/30 ....................................... $ 980,000 $ 980,000
New Jersey 0.0%
†
i
New Jersey Health Care Facilities Financing Authority , AHS Hospital Corp. , Revenue ,
2008 B , LOC Bank of America NA , Daily VRDN and Put , 2.29% , 7/01/36 ........ 1,000,000 1,000,000
New York 0.3%
i
City of New York , GO , 2023 A-4 , SPA TD Bank NA , Daily VRDN and Put , 3.2% , 9/01/49
1,500,000 1,500,000
i
New York City Transitional Finance Authority , Future Tax Secured , Revenue, Sub. Lien ,
2019 A-4 , SPA JPMorgan Chase Bank NA , Daily VRDN and Put , 3.25% , 8/01/45 .. 4,000,000 4,000,000
5,500,000
Total Municipal Bonds (Cost $ 12,980,000 ) ......................................
12,980,000
Total Short Term Investments (Cost $ 112,618,718 ) ...............................
112,618,718
a
Total Investments (Cost $ 2,279,438,674 ) 101.2% ................................
$2,323,914,345
Floating Rate Notes Issued (1.9) % .............................................
(43,780,256)
Other Assets, less Liabilities 0.7% .............................................
16,279,690
Net Assets 100.0% ...........................................................
$2,296,413,779
†
Rounds to less than 0.1% of net assets.
a
The maturity date shown represents the mandatory put date.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At January 31, 2026, the aggregate value of these securities was $251,284,181, representing 10.9% of net assets.
c
The coupon rate shown represents the rate at period end.
d
Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
e
The rate shown represents the yield at period end.
f
Defaulted security or security for which income has been deemed uncollectible. See Note 7 .
g
See Note 3 ( g ) regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.
i
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

At January 31, 2026 , the Fund had the following futures contracts outstanding. See Note 1(b) .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Ultra Notes ................ Short 523 $ 59,703,719 3/20/26 $ 258,508
U.S. Treasury 5 Year Notes ..................... Long 1,676 182,566,157 3/31/26 (950,717)
U.S. Treasury Ultra Bonds ...................... Short 383 44,978,562 3/20/26 11,425
Total Futures Contracts ...................................................................... $(680,784)
*
As of period end.
See Note  8  regarding other derivative information.
See A bbreviations on page 48 .

Putnam Tax-Free Income Trust
Financial Statements
Statement of Assets and Liabilities
January 31, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam
Strategic
Intermediate
Municipal Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $2,179,799,956
Cost - Non-controlled affiliates (Note 3 g ) ........................................................ 99,638,718
Value - Unaffiliated issuers .................................................................. $2,224,275,627
Value - Non-controlled affiliates (Note 3 g ) ....................................................... 99,638,718
Cash .................................................................................... 9,580
Receivables:
Capital shares sold ........................................................................ 3,897,386
Dividends and interest ..................................................................... 26,405,416
Deposits with brokers for:
Futures contracts ........................................................................ 1,944,350
Variation margin on futures contracts ........................................................... 283,776
Prepaid expenses .......................................................................... 152,006
Total assets .......................................................................... 2,356,606,859
Liabilities:
Payables:
Investment securities purchased .............................................................. 9,174,303
Capital shares redeemed ................................................................... 3,004,882
Management fees ......................................................................... 823,455
Administrative fees ........................................................................ 4,157
Distribution fees .......................................................................... 90,924
Transfer agent fees ........................................................................ 459,859
Trustees' fees and expenses ................................................................. 96,611
Floating rate notes issued ................................................................... 43,780,256
Distributions to shareholders ................................................................. 2,089,207
Accrued interest (Note 1d) .................................................................. 418,432
Accrued expenses and other liabilities ........................................................... 250,994
Total liabilities ......................................................................... 60,193,080
Net assets, at value ................................................................. $2,296,413,779
Net assets consist of:
Paid-in capital ............................................................................. $2,254,576,890
Total distributable earnings (losses) ............................................................. 41,836,889
Net assets, at value ................................................................. $2,296,413,779

Putnam Tax-Free Income Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
January 31, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam
Strategic
Intermediate
Municipal Fund
Class A:
Net assets, at value ....................................................................... $394,242,017
Shares outstanding ........................................................................ 27,729,856
Net asset value per share
a,b
.................................................................. $14.22
Maximum offering price per share (net asset value per share ÷ 97.75%)
b
................................ $14.55
Class C:
Net assets, at value ....................................................................... $10,102,720
Shares outstanding ........................................................................ 708,673
Net asset value and maximum offering price per share
a,b
............................................ $14.26
Class R6:
Net assets, at value ....................................................................... $55,294,600
Shares outstanding ........................................................................ 3,889,165
Net asset value and maximum offering price per share
b
............................................. $14.22
Class Y:
Net assets, at value ....................................................................... $1,836,774,442
Shares outstanding ........................................................................ 129,124,042
Net asset value and maximum offering price per share
b
............................................. $14.22
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Putnam Tax-Free Income Trust
Financial Statements
Statement of Operations
for the six months ended January 31, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam
Strategic
Intermediate
Municipal Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3 g ) ............................................................. $1,432,200
Interest:
Unaffiliated issuers ........................................................................ 49,501,731
Total investment income ................................................................... 50,933,931
Expenses:
Management fees (Note 3 a ) ................................................................... 4,498,237
Administrative fees (Note 3 b ) .................................................................. 27,244
Distribution fees: (Note 3c )
    Class A ................................................................................ 443,320
    Class C ................................................................................ 46,597
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 216,490
    Class C ................................................................................ 5,690
    Class R6 ............................................................................... 12,283
    Class Y ................................................................................ 1,162,614
Custodian fees ............................................................................ 4,691
Reports to shareholders fees .................................................................. 38,473
Registration and filing fees .................................................................... 55,677
Professional fees ........................................................................... 100,734
Trustees' fees and expenses (Note 3 f ) ........................................................... 43,441
Interest expense (Note 1d) .................................................................... 989,606
Other .................................................................................... 24,478
Total expenses ......................................................................... 7,669,575
Expense reductions (Note 4) ............................................................... (1,317)
Net expenses ......................................................................... 7,668,258
Net investment income ................................................................ 43,265,673
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 3,134,138
Futures contracts ......................................................................... 759,386
Net realized gain (loss) .................................................................. 3,893,524
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 68,780,849
Futures contracts ......................................................................... (3,396)
Net change in unrealized appreciation (depreciation) ............................................ 68,777,453
Net realized and unrealized gain (loss) ............................................................ 72,670,977
Net increase (decrease) in net assets resulting from operations .......................................... $115,936,650

Putnam Tax-Free Income Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam Strategic Intermediate Municipal
Fund
Six Months Ended
January 31, 2026
(unaudited)
Year Ended
July 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $43,265,673 $64,476,837
Net realized gain (loss) ................................................. 3,893,524 (5,437,764)
Net change in unrealized appreciation (depreciation) ........................... 68,777,453 (44,374,021)
Net increase (decrease) in net assets resulting from operations ................ 115,936,650 14,665,052
Distributions to shareholders:
Class A ............................................................. (6,183,695) (9,081,813)
Class B ............................................................. — (29)
Class C ............................................................. (127,043) (200,907)
Class R6 ............................................................ (938,306) (1,246,384)
Class Y ............................................................. (35,477,151) (52,489,482)
Total distributions to shareholders .......................................... (42,726,195) (63,018,615)
Capital share transactions: (Note 2 )
Class A ............................................................. 97,632,948 23,666,529
Class B ............................................................. — (12,938)
Class C ............................................................. 2,202,797 (1,470,516)
Class R6 ............................................................ 10,259,282 16,123,844
Class Y ............................................................. 43,639,512 583,897,351
Total capital share transactions ............................................ 153,734,539 622,204,270
Net increase (decrease) in net assets ................................... 226,944,994 573,850,707
Net assets:
Beginning of period ..................................................... 2,069,468,785 1,495,618,078
End of period .......................................................... $2,296,413,779 $2,069,468,785

Putnam Tax-Free Income Trust
Notes to Financial Statements (unaudited)
Putnam Strategic Intermediate Municipal Fund

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Putnam Tax-Free Income Trust (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting of
one fund, Putnam Strategic Intermediate Municipal Fund
(Fund). The Fund follows the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. The Fund offers four classes of shares: Class A, Class C, Class R6 and Class Y.
Class C shares automatically convert to Class A shares on
a monthly basis, after they have been held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
Effective September 5, 2024, all Class B shares were
converted to Class A.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value. Derivative financial instruments listed on an exchange are valued at the official closing price of the day.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for

Putnam Tax-Free Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Strategic Intermediate Municipal Fund
(continued)
an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange or at the broker and can be in the form of cash
and/or securities.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
risk. A futures contract is an agreement between the Fund
and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement
of Assets and Liabilities. Futures contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
See Note 8  regarding other derivative information.
c. Tender Option Bonds
The Fund may participate in transactions whereby a fixed-
rate bond is transferred to a tender option bond trust (TOB
trust) sponsored by a broker. The TOB trust funds the
purchase of the fixed rate bonds by issuing floating-rate
bonds to third parties and allowing the Fund to retain the
residual interest in the TOB trust’s assets and cash flows,
which are in the form of inverse floating rate bonds. The
inverse floating rate bonds held by the Fund give the Fund
the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the Fund, causing
the TOB trust to collapse. The Fund accounts for the
transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in the Fund’s
portfolio and including the floating rate bond as a liability in the Statement of Assets and Liabilities. At the close of
the reporting period, the Fund’s investments with a value
of $61,438,720 were held by the TOB trust and served as
collateral for $43,780,256 in floating-rate bonds outstanding.
For the reporting period ended January 31, 2026, the
average monthly amount of floating rate notes outstanding
was $36,192,143, and the Fund incurred interest expense
of $895,483 for these investments based on an average
interest rate of 2.66%.
d. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and  excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of January 31, 2026, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. Dividends
from net investment income are normally declared daily;
these dividends may be reinvested or paid monthly to
shareholders. Distributions from realized capital gains and
other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according
to income tax regulations (tax basis) and may differ from
earnings recorded in accordance with U.S. GAAP. These
differences may be permanent or temporary. Permanent
differences are reclassified among capital accounts to
reflect their tax character. These reclassifications have no
1. Organization and Significant Accounting Policies
(continued)
b. Derivative Financial Instruments
(continued)

Putnam Tax-Free Income Trust
Notes to Financial Statements (unaudited)

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Putnam Strategic Intermediate Municipal Fund
(continued)
impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in
subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Fund are insured by either a new issue insurance policy or a secondary insurance
policy. Some municipal securities in the Fund are secured by collateral guaranteed by an agency of the U.S. government.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At January 31, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
January 31, 2026
Year Ended
July 31, 2025
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 9,636,397 $135,653,129 5,484,422 $76,631,341
Shares issued in reinvestment of distributions .......... 391,239 5,517,302 589,897 8,237,869
Shares redeemed ............................... (3,092,449) (43,537,483) (4,389,329) (61,202,681)
Net increase (decrease) .......................... 6,935,187 $97,632,948 1,684,990 $23,666,529
Class B Shares:
*
Shares issued in reinvestment of distributions .......... — $— 2 $26
Shares redeemed ............................... — — (914) (12,964)
Net increase (decrease) .......................... — $— (912) $(12,938)
1. Organization and Significant Accounting Policies
(continued)
e. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Putnam Tax-Free Income Trust
Notes to Financial Statements (unaudited)

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Putnam Strategic Intermediate Municipal Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or trustees of the following subsidiaries:
a. Management Fees
The Fund pays Advisers a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by
Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to
Six Months Ended
January 31, 2026
Year Ended
July 31, 2025
Shares Amount Shares Amount
Class C Shares:
Shares sold ................................... 310,577 $4,389,210 116,427 $1,640,774
Shares issued in reinvestment of distributions .......... 7,688 108,753 11,676 163,636
Shares redeemed
a
.............................. (162,713) (2,295,166) (232,163) (3,274,926)
Net increase (decrease) .......................... 155,552 $2,202,797 (104,060) $(1,470,516)
Class R6 Shares:
Shares sold ................................... 1,027,070 $14,438,615 1,863,784 $25,930,657
Shares issued in reinvestment of distributions .......... 66,291 934,574 88,839 1,239,359
Shares redeemed ............................... (367,178) (5,113,907) (794,220) (11,046,172)
Net increase (decrease) .......................... 726,183 $10,259,282 1,158,403 $16,123,844
Class Y Shares:
Shares sold ................................... 34,279,288 $483,161,921 73,949,164 $1,034,815,336
Shares issued in reinvestment of distributions .......... 1,557,380 21,961,195 2,555,628 35,695,011
Shares redeemed ............................... (32,625,119) (461,483,604) (34,882,028) (486,612,996)
Net increase (decrease) .......................... 3,211,549 $43,639,512 41,622,764 $583,897,351
*
Effective September 5, 2024, the Fund has terminated its Class B shares.
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Putnam Investment Management, LLC (Putnam Management) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
2. Shares of Beneficial Interest
(continued)

Putnam Tax-Free Income Trust
Notes to Financial Statements (unaudited)

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Putnam Strategic Intermediate Municipal Fund
(continued)
be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
For the period ended January 31, 2026, the annualized gross effective investment management fee rate was 0.390% of the
Fund’s average daily net assets.
Advisers retained Putnam Management as subadvisor for the Fund. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the Fund. Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on the average net assets managed by FTIML, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
The Fund reimburses Advisers an allocated amount for the compensation and related expenses of certain officers of the
Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the
Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
Annualized Fee Rate Net Assets
0.590% of the first $5 billion,
0.540% of the next $5 billion,
0.490% of the next $10 billion,
0.440% of the next $10 billion,
0.390% of the next $50 billion,
0.370% of the next $50 billion,
0.360% of the next $100 billion and
0.355% of any excess thereafter.
Maximum % Approved %
Class A ................................................................... 0.35% 0.25%
Class C ................................................................... 1.00% 1.00%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Putnam Tax-Free Income Trust
Notes to Financial Statements (unaudited)

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Putnam Strategic Intermediate Municipal Fund
(continued)
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
PSERV, an affiliate of Advisers, provides investor servicing agent functions to the Fund. PSERV received fees for investor servicing for Class A, Class C and Class Y shares that included (1) a per account fee for each direct and underlying non-
defined contribution account (retail account) of the Fund; (2) a specified rate of the Fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each Fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the Fund’s average assets attributable to such accounts.
Class R6 shares paid a monthly fee based on the average net assets of Class R6 shares at an annual rate of 0.05%.
f. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
g. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended January 31, 2026, the Fund held investments in affiliated management investment companies as follows:
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $3,863
CDSC retained .............................................................................. $2,700
3. Transactions with Affiliates
(continued)

Putnam Tax-Free Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam Strategic Intermediate Municipal Fund
(continued)
h. Waiver and Expense Reimbursements
Advisers has contractually agreed, through November 30, 2026, to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the Fund’s average net assets over such fiscal year-to-date period.
i. Interfund Transactions
The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the period ended January 31, 2026, these purchase and sale transactions aggregated $– and $39,435,644, respectively, with net realized gains of $60,554.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with PSERV whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's transfer agent fees. During the period ended January 31, 2026, the fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At July 31, 2025, the capital loss carryforwards were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Strategic Intermediate Municipal Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.863% ...... $24,616,404 $512,983,660 $(437,961,346) $— $— $99,638,718 99,638,718 $1,432,200
Total Affiliated Securities ... $24,616,404 $512,983,660 $(437,961,346) $— $— $99,638,718 $1,432,200
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 3,288,380
Long term ................................................................................ 5,378,864
Total capital loss carryforwards ............................................................... $8,667,244
3. Transactions with Affiliates
(continued)
g. Investments in Affiliated Management Investment Companies
(continued)

Putnam Tax-Free Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam Strategic Intermediate Municipal Fund
(continued)
At January 31, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and premiums.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended January 31, 2026, aggregated
$581,993,089 and $496,996,989, respectively.
7. Credit Risk
At January 31, 2026, the Fund had 11.1% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At January
31, 2026, the aggregate value of these securities represents less than 0.1% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
8. Other Derivative Information
At January 31, 2026, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Cost of investments .......................................................................... $2,277,978,210
Unrealized appreciation ........................................................................ $54,317,872
Unrealized depreciation ........................................................................ (9,062,521)
Net unrealized appreciation (depreciation) .......................................................... $45,255,351
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Putnam Strategic Intermediate Municipal Fund
Interest rate contracts .......
Variation margin on futures
contracts
$ 269,933
a
Variation margin on futures
contracts
$ 950,717
a
Total .................... $269,933 $950,717
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
5. Income Taxes
(continued)

Putnam Tax-Free Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam Strategic Intermediate Municipal Fund
(continued)
For the period ended January 31, 2026, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended January 31, 2026, the average month end notional amount of futures contracts represented
$151,553,625.
See Note 1(b) regarding derivative financial instruments.
See Abbreviations on page 48 .
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended January 31, 2026, the Fund did not use the Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Putnam Strategic Intermediate Municipal Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts $759,386 Futures contracts $(3,396)
Total ....................... $759,386 $(3,396)
8. Other Derivative Information
(continued)

Putnam Tax-Free Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam Strategic Intermediate Municipal Fund
(continued)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of January 31, 2026, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
11. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s Investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Putnam Strategic Intermediate Municipal Fund
Assets:
Investments in Securities:
a
Municipal Bonds ......................... $ — $ 2,211,295,627 $ — $ 2,211,295,627
Short Term Investments ................... 99,638,718 12,980,000 — 112,618,718
Total Investments in Securities ........... $99,638,718 $2,224,275,627 $— $2,323,914,345
Other Financial Instruments:
Futures Contracts ....................... $269,933 $— $— $269,933
Total Other Financial Instruments ......... $269,933 $— $— $269,933
Liabilities:
Other Financial Instruments:
Futures Contracts ........................ $ 950,717 $ — $ — $ 950,717
Total Other Financial Instruments ......... $950,717 $— $— $950,717
a
For detailed categories, see the accompanying Schedule of Investments.
10. Fair Value Measurements
(continued)

Putnam Tax-Free Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam Strategic Intermediate Municipal Fund
(continued)
Abbreviations
Selected Portfolio
AG
Assured Guaranty, Inc.
BAM
Build America Mutual Assurance Co.
COP
Certificate of Participation
ETM
Escrowed to Maturity
FHA
Federal Housing Administration
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
LOC
Letter of Credit
PSF
Permanent School Fund
SPA
Standby Purchase Agreement

Putnam Tax-Free Income Trust

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Semiannual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

38914-SFSOI 03/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Tax Free Income Trust

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	March 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	March 26, 2026

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	March 26, 2026